AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 92.8%
Common Stocks — 60.1%
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	351,610	$ 2,459,233
Elbit Systems Ltd. (Israel)	8,431	1,397,075
HEICO Corp.	12,075	1,507,926
Kratos Defense & Security Solutions, Inc.*	46,900	872,105
Lockheed Martin Corp.	16,332	6,370,460
MTU Aero Engines AG (Germany)	45,426	12,089,534
Northrop Grumman Corp.	5,900	2,211,261
Raytheon Co.	9,500	1,863,805
Safran SA (France)	89,978	14,167,825
Singapore Technologies Engineering Ltd. (Singapore)	785,800	2,183,618
Thales SA (France)	19,400	2,231,443
TransDigm Group, Inc.	4,300	2,238,881
United Technologies Corp.	47,194	6,442,925
		56,036,091
Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	62,890	1,321,948
Deutsche Post AG (Germany)	34,250	1,144,336
SG Holdings Co. Ltd. (Japan)	56,100	1,373,496
United Parcel Service, Inc. (Class B Stock)	11,500	1,377,930
		5,217,710
Airlines — 0.1%
Azul SA (Brazil), ADR*(a)	4,933	176,700
Delta Air Lines, Inc.	50,700	2,920,320
Deutsche Lufthansa AG (Germany)	56,691	901,084
Southwest Airlines Co.	14,500	783,145
		4,781,249
Auto Components — 0.4%
Autoliv, Inc. (Sweden)	50,000	3,944,000
Bridgestone Corp. (Japan)	76,704	2,979,457
Continental AG (Germany)	19,300	2,471,103
Denso Corp. (Japan)	137,800	6,084,834
Lear Corp.	11,000	1,296,900
		16,776,294
Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	475,500	221,650
Brilliance China Automotive Holdings Ltd. (China)	334,000	359,534
Daimler AG (Germany)	23,824	1,183,152
Great Wall Motor Co. Ltd. (China) (Class H Stock)	328,500	221,036
Hyundai Motor Co. (South Korea)	2,090	234,446
Peugeot SA (France)	53,657	1,338,294
Renault SA (France)	15,936	914,580
Subaru Corp. (Japan)	114,400	3,241,117
Suzuki Motor Corp. (Japan)	73,638	3,132,509
Toyota Motor Corp. (Japan)	193,300	12,974,902
		23,821,220
	Shares	Value
Common Stocks (continued)
Banks — 3.8%
Absa Group Ltd. (South Africa)	43,144	$ 436,007
Banco do Brasil SA (Brazil)	12,100	132,796
Banco Santander SA (Spain)	2,455,324	10,007,395
Bancolombia SA (Colombia), ADR	3,800	187,910
Bank Central Asia Tbk PT (Indonesia)	145,700	312,219
Bank Hapoalim BM (Israel)*	104,856	826,963
Bank of America Corp.	151,200	4,410,504
Bank of China Ltd. (China) (Class H Stock)	1,114,000	438,607
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	40,500	1,200,420
Bank OZK	94,400	2,574,288
Bank Polska Kasa Opieki SA (Poland)	24,828	634,293
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	7,517,600	2,184,196
BankUnited, Inc.	100,200	3,368,724
Boston Private Financial Holdings, Inc.	99,160	1,155,710
Camden National Corp.	44,050	1,908,246
Capitec Bank Holdings Ltd. (South Africa)	3,961	336,921
China Construction Bank Corp. (China) (Class H Stock)	2,002,000	1,525,838
Citigroup, Inc.	131,751	9,101,359
Commerzbank AG (Germany)	163,230	947,332
Commonwealth Bank of Australia (Australia)	101,047	5,508,439
Credicorp Ltd. (Peru)	2,390	498,172
E.Sun Financial Holding Co. Ltd. (Taiwan)	725,454	613,986
Equity Bancshares, Inc. (Class A Stock)*	62,500	1,675,625
Erste Group Bank AG (Austria)*	80,240	2,653,283
First Citizens BancShares, Inc. (Class A Stock)	2,170	1,023,264
First Foundation, Inc.	110,400	1,686,360
First Northwest Bancorp	45,200	782,864
FNB Corp.	393,776	4,540,237
Great Western Bancorp, Inc.	57,900	1,910,700
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	48,300	260,322
Hanmi Financial Corp.	61,740	1,159,477
HDFC Bank Ltd. (India), ADR	139,400	7,952,770
Hilltop Holdings, Inc.	55,027	1,314,595
IBERIABANK Corp.	21,500	1,624,110
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	951,000	637,429
ING Groep NV (Netherlands)	414,500	4,342,122
Intesa Sanpaolo SpA (Italy)	2,540,936	6,035,083
JPMorgan Chase & Co.	21,592	2,541,162
Jyske Bank A/S (Denmark)*	4,250	137,313
Kasikornbank PCL (Thailand)	149,600	766,321
KB Financial Group, Inc. (South Korea)	28,013	1,001,745
KBC Group NV (Belgium)	148,353	9,642,419
KeyCorp	55,100	982,984
Lloyds Banking Group PLC (United Kingdom)	11,145,249	7,413,382
M&T Bank Corp.	9,261	1,462,960
A1

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mediobanca Banca di Credito Finanziario SpA (Italy)	380,777	$ 4,162,321
Midland States Bancorp, Inc.	43,400	1,130,570
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,635,800	8,331,912
Orrstown Financial Services, Inc.	20,832	456,221
OTP Bank Nyrt (Hungary)	18,556	772,533
PacWest Bancorp	34,500	1,253,730
Pinnacle Financial Partners, Inc.	22,300	1,265,525
Popular, Inc. (Puerto Rico)	29,500	1,595,360
Qatar National Bank QPSC (Qatar)	58,870	311,621
Regions Financial Corp.	87,900	1,390,578
Resona Holdings, Inc. (Japan)	324,500	1,398,221
Royal Bank of Canada (Canada)	20,900	1,695,379
Sberbank of Russia PJSC (Russia), (MICEX)	390,376	1,372,203
Sberbank of Russia PJSC (Russia), (MOEX)	11,660	40,939
Shinhan Financial Group Co. Ltd. (South Korea)	7,692	268,785
Shinsei Bank Ltd. (Japan)	296,100	4,325,272
Societe Generale SA (France)	118,580	3,251,617
Standard Chartered PLC (United Kingdom)	755,051	6,341,723
Sterling Bancorp	85,100	1,707,106
Sumitomo Mitsui Financial Group, Inc. (Japan)	222,300	7,626,115
Swedbank AB (Sweden) (Class A Stock)	139,637	2,011,091
TCF Financial Corp.	41,000	1,560,870
U.S. Bancorp	26,000	1,438,840
Unicaja Banco SA (Spain), 144A	904,479	721,373
United Community Banks, Inc.	51,400	1,457,190
United Overseas Bank Ltd. (Singapore)	321,500	5,969,597
Univest Financial Corp.	38,000	969,380
Wells Fargo & Co.	27,800	1,402,232
Western Alliance Bancorp	26,880	1,238,630
Wintrust Financial Corp.	18,100	1,169,803
		176,493,589
Beverages — 0.5%
Asahi Group Holdings Ltd. (Japan)	37,500	1,863,046
Coca-Cola Co. (The)	29,900	1,627,756
Coca-Cola European Partners PLC (United Kingdom)	32,972	1,828,297
Coca-Cola HBC AG (Switzerland)*	49,523	1,615,913
Davide Campari-Milano SpA (Italy)	135,984	1,229,160
Diageo PLC (United Kingdom)	137,793	5,631,719
Fomento Economico Mexicano SAB de CV (Mexico), UTS	31,700	290,495
Kirin Holdings Co. Ltd. (Japan)	27,400	581,077
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	8,700	1,400,463
Monster Beverage Corp.*	62,861	3,649,709
PepsiCo, Inc.	13,300	1,823,430
Thai Beverage PCL (Thailand)	1,353,800	866,828
		22,407,893
	Shares	Value
Common Stocks (continued)
Biotechnology — 1.3%
AbbVie, Inc.	30,600	$ 2,317,032
Acceleron Pharma, Inc.*	34,900	1,378,899
Aimmune Therapeutics, Inc.*(a)	25,700	538,158
Alexion Pharmaceuticals, Inc.*	15,493	1,517,384
Amgen, Inc.	24,400	4,721,644
Argenx SE (Netherlands), ADR*(a)	10,400	1,185,184
Ascendis Pharma A/S (Denmark), ADR*	7,400	712,768
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	67,400	359,916
Blueprint Medicines Corp.*	50,600	3,717,582
Celgene Corp.*	43,253	4,295,023
CRISPR Therapeutics AG (Switzerland)*(a)	11,100	454,989
CSL Ltd. (Australia)	98,124	15,515,790
CStone Pharmaceuticals (China), 144A*	181,500	292,078
Global Blood Therapeutics, Inc.*(a)	64,729	3,140,651
Immunomedics, Inc.*(a)	40,500	537,030
KalVista Pharmaceuticals, Inc.*	26,500	307,400
Mirati Therapeutics, Inc.*	10,000	779,100
MorphoSys AG (Germany), ADR*	140,148	3,849,866
Neurocrine Biosciences, Inc.*	65,097	5,865,891
PolarityTE, Inc.*(a)	24,200	78,166
PTC Therapeutics, Inc.*	8,400	284,088
Sarepta Therapeutics, Inc.*(a)	33,290	2,507,403
Turning Point Therapeutics, Inc.*(a)	17,300	650,480
uniQure NV (Netherlands)*	14,100	554,976
Vertex Pharmaceuticals, Inc.*	29,337	4,970,275
		60,531,773
Building Products — 0.5%
AGC, Inc. (Japan)	38,800	1,207,784
American Woodmark Corp.*	19,480	1,731,967
Armstrong World Industries, Inc.	17,400	1,682,580
Assa Abloy AB (Sweden) (Class B Stock)	605,800	13,481,536
Builders FirstSource, Inc.*	81,066	1,667,933
Cie de Saint-Gobain (France)	35,310	1,386,415
Gibraltar Industries, Inc.*	23,900	1,097,966
Trex Co., Inc.*(a)	10,800	982,044
		23,238,225
Capital Markets — 2.0%
B3 SA - Brasil Bolsa Balcao (Brazil)	548,800	5,787,895
BlackRock, Inc.	3,100	1,381,484
Brightsphere Investment Group, Inc.	60,200	596,582
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	30,500	1,619,561
CI Financial Corp. (Canada)	103,200	1,505,722
Cowen, Inc. (Class A Stock)*	95,800	1,474,362
Deutsche Boerse AG (Germany)	69,390	10,844,780
E*TRADE Financial Corp.	33,000	1,441,770
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	252,400	7,435,512
Lazard Ltd. (Class A Stock)	88,900	3,111,500
London Stock Exchange Group PLC (United Kingdom)	48,600	4,368,419

A2

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
LPL Financial Holdings, Inc.	8,300	$ 679,770
Macquarie Group Ltd. (Australia)	46,773	4,140,103
Moody’s Corp.	33,200	6,800,356
Morgan Stanley	51,200	2,184,704
MSCI, Inc.	48,200	10,495,550
Natixis SA (France)	494,100	2,053,068
Partners Group Holding AG (Switzerland)	4,407	3,375,960
S&P Global, Inc.	50,826	12,451,353
Standard Life Aberdeen PLC (United Kingdom)	1,228,780	4,316,689
TD Ameritrade Holding Corp.	13,400	625,780
UBS Group AG (Switzerland)*(a)	439,400	4,969,614
		91,660,534
Chemicals — 1.3%
Ashland Global Holdings, Inc.	18,510	1,426,196
BASF SE (Germany)	12,924	903,771
CF Industries Holdings, Inc.	109,274	5,376,281
Chemours Co. (The)	135,700	2,027,358
Covestro AG (Germany), 144A	17,492	865,114
DuPont de Nemours, Inc.	53,637	3,824,854
Element Solutions, Inc.*	84,000	855,120
Elementis PLC (United Kingdom)	334,582	608,238
Innospec, Inc.	11,700	1,042,938
LG Chem Ltd. (South Korea)	3,209	805,970
Linde PLC (United Kingdom)	95,000	18,452,589
Mosaic Co. (The)	42,700	875,350
Nissan Chemical Corp. (Japan)	35,900	1,508,755
Nutrien Ltd. (Canada)	72,100	3,591,803
Olin Corp.	56,200	1,052,064
Scotts Miracle-Gro Co. (The)	9,400	957,108
Sherwin-Williams Co. (The)	14,400	7,918,128
Shin-Etsu Chemical Co. Ltd. (Japan)	57,600	6,218,003
Sika AG (Switzerland)	12,577	1,840,233
Tikkurila OYJ (Finland)	50,335	741,708
		60,891,581
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.(a)	41,700	1,514,544
Brink’s Co. (The)	11,000	912,450
Copart, Inc.*	25,900	2,080,547
Edenred (France)	209,215	10,044,893
Elis SA (France)	72,500	1,283,511
Healthcare Services Group, Inc.(a)	69,300	1,683,297
Heritage-Crystal Clean, Inc.*	54,900	1,454,850
Loomis AB (Sweden) (Class B Stock)	45,800	1,609,796
Prosegur Cia de Seguridad SA (Spain)	553,800	2,158,756
Rentokil Initial PLC (United Kingdom)	310,760	1,787,143
Republic Services, Inc.	20,050	1,735,327
Waste Connections, Inc.	39,500	3,634,000
Waste Management, Inc.	21,000	2,415,000
		32,314,114
Communications Equipment — 0.3%
Arista Networks, Inc.*	7,400	1,768,008
Cisco Systems, Inc.	51,200	2,529,792
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Extreme Networks, Inc.*	118,200	$ 859,905
F5 Networks, Inc.*	21,800	3,061,156
Lumentum Holdings, Inc.*(a)	35,300	1,890,668
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	747,786	5,967,742
		16,077,271
Construction & Engineering — 0.4%
Bouygues SA (France)	64,900	2,603,567
Ferrovial SA (Spain)	60,454	1,746,577
Kajima Corp. (Japan)	96,000	1,265,301
Taisei Corp. (Japan)	101,600	3,955,826
Vinci SA (France)	94,063	10,127,329
		19,698,600
Construction Materials — 0.6%
CRH PLC (Ireland)	139,967	4,819,050
CRH PLC (Ireland), ADR	247,700	8,510,972
Eagle Materials, Inc.	7,000	630,070
HeidelbergCement AG (Germany)	62,700	4,540,250
Martin Marietta Materials, Inc.	31,316	8,583,716
		27,084,058
Consumer Finance — 0.4%
American Express Co.	31,858	3,768,164
Capital One Financial Corp.	33,900	3,084,222
Discover Financial Services	90,744	7,358,431
FirstCash, Inc.	11,800	1,081,706
OneMain Holdings, Inc.	17,300	634,564
Synchrony Financial	96,100	3,276,049
		19,203,136
Containers & Packaging — 0.2%
Amcor PLC	92,300	899,925
AptarGroup, Inc.	15,100	1,788,595
Crown Holdings, Inc.*	25,700	1,697,742
Graphic Packaging Holding Co.	101,850	1,502,287
Silgan Holdings, Inc.	44,539	1,337,729
		7,226,278
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	17,800	678,002
Carriage Services, Inc.(a)	12,850	262,654
Laureate Education, Inc. (Class A Stock)*	118,900	1,970,768
New Oriental Education & Technology Group, Inc. (China), ADR*	11,690	1,294,784
ServiceMaster Global Holdings, Inc.*	18,100	1,011,790
Strategic Education, Inc.	4,200	570,696
YDUQS Part (Brazil)	105,800	914,653
		6,703,347
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	44,263	9,207,589
Challenger Ltd. (Australia)	157,304	784,861
Investor AB (Sweden) (Class B Stock)	121,100	5,918,846

A3

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	418,700	$ 6,268,622
Voya Financial, Inc.	84,555	4,603,174
		26,783,092
Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA (Spain), 144A*	54,200	2,240,723
CenturyLink, Inc.	62,600	781,248
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,176,000	268,189
China Unicom Hong Kong Ltd. (China)	398,000	423,062
Cogent Communications Holdings, Inc.	18,130	998,963
Elisa OYJ (Finland)	38,955	2,006,211
HKT Trust & HKT Ltd. (Hong Kong)	2,608,000	4,139,826
LG Uplus Corp. (South Korea)	23,949	273,533
Masmovil Ibercom SA (Spain)*	86,820	1,766,108
Nippon Telegraph & Telephone Corp. (Japan)	92,244	4,407,421
Orange SA (France)	205,851	3,229,076
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,005,400	913,354
Telenor ASA (Norway)	79,948	1,602,715
Telkom SA SOC Ltd. (South Africa)	70,220	327,073
Verizon Communications, Inc.	133,699	8,070,072
Vonage Holdings Corp.*	94,800	1,071,240
		32,518,814
Electric Utilities — 1.7%
American Electric Power Co., Inc.	38,500	3,607,065
Duke Energy Corp.	32,341	3,100,208
Enel SpA (Italy)	1,947,370	14,555,787
Entergy Corp.	94,552	11,096,623
Equatorial Energia SA (Brazil)	10,300	248,963
Evergy, Inc.	116,738	7,770,081
Eversource Energy(a)	22,127	1,891,195
Exelon Corp.	172,619	8,339,224
FirstEnergy Corp.	43,200	2,083,536
Fortum OYJ (Finland)	97,771	2,311,831
Iberdrola SA (Spain)	181,000	1,882,188
Korea Electric Power Corp. (South Korea)*	19,460	421,458
NextEra Energy, Inc.	31,259	7,283,034
Orsted A/S (Denmark), 144A	80,896	7,526,270
Pinnacle West Capital Corp.	31,749	3,081,876
Portland General Electric Co.	32,120	1,810,604
PPL Corp.	41,700	1,313,133
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	299,800	1,470,342
Verbund AG (Austria)	16,176	882,939
		80,676,357
Electrical Equipment — 0.4%
AMETEK, Inc.	78,196	7,179,957
Bizlink Holding, Inc. (Taiwan)	65,820	457,007
EnerSys	5,800	382,452
Fagerhult AB (Sweden)	143,680	776,982
GrafTech International Ltd.(a)	58,300	746,240
Legrand SA (France)	67,600	4,827,133
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Regal Beloit Corp.	31,787	$ 2,315,683
Vestas Wind Systems A/S (Denmark)	14,646	1,134,442
		17,819,896
Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	13,900	618,341
Azbil Corp. (Japan)	156,000	4,193,380
Chroma ATE, Inc. (Taiwan)	61,000	289,604
Flex Ltd.*	35,700	373,600
Hitachi High-Technologies Corp. (Japan)	78,800	4,578,037
Hitachi Ltd. (Japan)	40,200	1,506,641
Ibiden Co. Ltd. (Japan)	54,700	1,107,914
Jabil, Inc.	92,085	3,293,880
Keyence Corp. (Japan)	29,500	18,386,253
Keysight Technologies, Inc.*	14,200	1,380,950
Largan Precision Co. Ltd. (Taiwan)	6,000	864,047
Samsung SDI Co. Ltd. (South Korea)	2,598	485,350
Spectris PLC (United Kingdom)	107,300	3,214,884
Sunny Optical Technology Group Co. Ltd. (China)	41,700	615,485
SYNNEX Corp.	11,300	1,275,770
TTM Technologies, Inc.*	86,500	1,054,867
Unimicron Technology Corp. (Taiwan)	413,000	585,173
Zebra Technologies Corp. (Class A Stock)*	8,900	1,836,693
		45,660,869
Energy Equipment & Services — 0.2%
Archrock, Inc.	39,100	389,827
Cactus, Inc. (Class A Stock)*	44,100	1,276,254
DMC Global, Inc.(a)	11,900	523,362
Halliburton Co.	140,021	2,639,396
Helix Energy Solutions Group, Inc.*	156,860	1,264,292
Helmerich & Payne, Inc.	26,200	1,049,834
Natural Gas Services Group, Inc.*	48,100	616,161
Pason Systems, Inc. (Canada)	70,800	863,056
ProPetro Holding Corp.*	47,700	433,593
Solaris Oilfield Infrastructure, Inc. (Class A Stock)(a)	89,200	1,197,064
		10,252,839
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	35,300	1,363,992
NetEase, Inc. (China), ADR	2,240	596,243
Netflix, Inc.*	6,500	1,739,530
Nexon Co. Ltd. (Japan)*	18,600	226,560
Nintendo Co. Ltd. (Japan)	5,800	2,161,251
Vivendi SA (France)	148,615	4,076,065
Zynga, Inc. (Class A Stock)*	147,700	859,614
		11,023,255
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Campus Communities, Inc.	13,900	668,312
American Tower Corp.	36,321	8,031,663
Apartment Investment & Management Co. (Class A Stock)	90,014	4,693,330

A4

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Armada Hoffler Properties, Inc.	115,654	$ 2,092,181
AvalonBay Communities, Inc.	17,000	3,660,610
Brixmor Property Group, Inc.	72,100	1,462,909
Brookfield Property REIT, Inc. (Class A Stock)	69,200	1,410,988
CoreSite Realty Corp.	15,370	1,872,834
Corporate Office Properties Trust	36,500	1,086,970
Crown Castle International Corp.	33,689	4,683,108
CubeSmart	86,800	3,029,320
Dexus (Australia)	248,053	2,001,712
Equinix, Inc.	6,409	3,696,711
Equity Commonwealth	39,100	1,339,175
Equity LifeStyle Properties, Inc.	26,600	3,553,760
Equity Residential	21,779	1,878,657
Essex Property Trust, Inc.	5,917	1,932,788
Extra Space Storage, Inc.	30,995	3,620,836
Gaming & Leisure Properties, Inc.	75,400	2,883,296
Healthcare Realty Trust, Inc.	44,300	1,484,050
Invitation Homes, Inc.	68,800	2,037,168
Land Securities Group PLC (United Kingdom)	47,747	502,670
Liberty Property Trust	54,212	2,782,702
Mack-Cali Realty Corp.	61,800	1,338,588
Medical Properties Trust, Inc.	201,100	3,933,516
Merlin Properties Socimi SA (Spain)	93,700	1,308,881
National Retail Properties, Inc.	30,100	1,697,640
Omega Healthcare Investors, Inc.	33,400	1,395,786
Outfront Media, Inc.	84,300	2,341,854
Park Hotels & Resorts, Inc.	47,000	1,173,590
PotlatchDeltic Corp.(a)	31,300	1,285,961
Prologis, Inc.	105,154	8,961,224
Rexford Industrial Realty, Inc.	46,400	2,042,528
Sabra Health Care REIT, Inc.	95,100	2,183,496
SBA Communications Corp.	6,600	1,591,590
Segro PLC (United Kingdom)	190,908	1,904,331
Service Properties Trust	49,500	1,276,605
Simon Property Group, Inc.(a)	26,768	4,166,439
SITE Centers Corp.	101,200	1,529,132
Spirit Realty Capital, Inc.(a)	63,640	3,045,810
STORE Capital Corp.	82,400	3,082,584
Taubman Centers, Inc.	32,600	1,331,058
Terreno Realty Corp.	17,800	909,402
UDR, Inc.	178,729	8,664,782
VEREIT, Inc.	311,700	3,048,426
VICI Properties, Inc.(a)	210,600	4,770,090
Weingarten Realty Investors	48,600	1,415,718
		124,804,781
Food & Staples Retailing — 0.9%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	159,000	4,872,552
Atacadao SA (Brazil)	81,400	415,135
BGF retail Co. Ltd. (South Korea)	7,600	1,252,250
Clicks Group Ltd. (South Africa)	265,800	3,772,727
CP ALL PCL (Thailand)	248,000	659,249
Dairy Farm International Holdings Ltd. (Hong Kong)	351,800	2,212,968
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Koninklijke Ahold Delhaize NV (Netherlands)	63,941	$ 1,598,466
Kroger Co. (The)	59,200	1,526,176
Performance Food Group Co.*	48,900	2,249,889
PriceSmart, Inc.	21,300	1,514,430
Sysco Corp.	45,274	3,594,755
Tsuruha Holdings, Inc. (Japan)	12,600	1,378,182
US Foods Holding Corp.*	59,326	2,438,299
Wal-Mart de Mexico SAB de CV (Mexico)	216,900	642,874
Walmart, Inc.	112,196	13,315,421
Woolworths Group Ltd. (Australia)	48,384	1,218,099
		42,661,472
Food Products — 1.6%
Archer-Daniels-Midland Co.	33,800	1,388,166
Bunge Ltd.	26,840	1,519,681
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	334	2,463,839
Conagra Brands, Inc.(a)	42,198	1,294,635
Danone SA (France)	20,626	1,816,873
Darling Ingredients, Inc.*	71,400	1,365,882
General Mills, Inc.	66,058	3,641,117
Gruma SAB de CV (Mexico) (Class B Stock)	39,290	402,198
Ingredion, Inc.	12,900	1,054,446
J.M. Smucker Co. (The)(a)	14,800	1,628,296
Kellogg Co.	24,400	1,570,140
Kerry Group PLC (Ireland) (Class A Stock)	29,013	3,394,236
Mondelez International, Inc. (Class A Stock)	37,016	2,047,725
Nestle SA (Switzerland)	344,497	37,361,697
Post Holdings, Inc.*	12,700	1,344,168
SunOpta, Inc. (Canada)*(a)	103,000	185,400
TreeHouse Foods, Inc.*(a)	23,600	1,308,620
Tyson Foods, Inc. (Class A Stock)	106,820	9,201,475
		72,988,594
Gas Utilities — 0.4%
Atmos Energy Corp.	18,600	2,118,354
China Gas Holdings Ltd. (Hong Kong)	141,600	548,194
New Jersey Resources Corp.	45,600	2,062,032
Northwest Natural Holding Co.	7,500	535,050
ONE Gas, Inc.	20,400	1,960,644
Snam SpA (Italy)	1,246,644	6,295,855
South Jersey Industries, Inc.(a)	154,209	5,075,018
		18,595,147
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.*	6,200	1,121,704
Antares Pharma, Inc.*	190,600	637,557
Becton, Dickinson & Co.	34,930	8,835,893
Boston Scientific Corp.*	175,624	7,146,141
CryoPort, Inc.*(a)	15,100	246,960
Danaher Corp.	74,028	10,691,864
DexCom, Inc.*	14,000	2,089,360

A5

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	237,494	$ 2,569,028
Glaukos Corp.*(a)	17,900	1,118,929
Heska Corp.*(a)	11,000	779,570
Hoya Corp. (Japan)	190,500	15,614,315
IDEXX Laboratories, Inc.*	15,900	4,323,687
Intuitive Surgical, Inc.*	4,100	2,213,713
Koninklijke Philips NV (Netherlands)	115,274	5,346,631
Medtronic PLC	31,183	3,387,097
Merit Medical Systems, Inc.*	24,510	746,575
Novocure Ltd.*	11,500	859,970
OrthoPediatrics Corp.*(a)	20,600	726,356
ResMed, Inc.	59,700	8,066,067
Stryker Corp.	2,254	487,540
ViewRay, Inc.*(a)	135,900	394,110
Wright Medical Group NV*(a)	27,100	559,073
Zimmer Biomet Holdings, Inc.	30,411	4,174,518
		82,136,658
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*(a)	25,600	795,648
Addus HomeCare Corp.*	15,400	1,220,912
Amedisys, Inc.*	5,100	668,151
Anthem, Inc.	15,000	3,601,500
Centene Corp.*	18,700	808,962
Chemed Corp.	5,400	2,254,878
Cigna Corp.	2,633	399,663
CVS Health Corp.	40,000	2,522,800
Ensign Group, Inc. (The)	15,700	744,651
Hanger, Inc.*	54,400	1,108,672
Hapvida Participacoes e Investimentos SA (Brazil), 144A	37,200	486,695
HCA Healthcare, Inc.	11,200	1,348,704
Humana, Inc.	20,731	5,300,295
LHC Group, Inc.*	11,216	1,273,689
Molina Healthcare, Inc.*	19,800	2,172,456
Option Care Health, Inc.*	214,700	687,040
R1 RCM, Inc.*	104,300	931,399
RadNet, Inc.*	107,300	1,540,828
UnitedHealth Group, Inc.	44,936	9,765,491
Universal Health Services, Inc. (Class B Stock)	9,900	1,472,625
		39,105,059
Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	13,900	2,122,391
Hotels, Restaurants & Leisure — 1.1%
Boyd Gaming Corp.	34,700	831,065
Carnival PLC	20,464	848,011
Chipotle Mexican Grill, Inc.*	2,400	2,017,128
Compass Group PLC (United Kingdom)	77,376	1,991,411
Denny’s Corp.*	37,050	843,443
Domino’s Pizza, Inc.	6,600	1,614,294
Hilton Grand Vacations, Inc.*	49,700	1,590,400
InterContinental Hotels Group PLC (United Kingdom)	26,525	1,656,449
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
InterContinental Hotels Group PLC (United Kingdom), ADR	156,000	$ 9,717,240
McDonald’s Corp.	36,665	7,872,342
Norwegian Cruise Line Holdings Ltd.*	31,008	1,605,284
Oriental Land Co. Ltd. (Japan)	6,600	1,007,798
Planet Fitness, Inc. (Class A Stock)*	16,800	972,216
Royal Caribbean Cruises Ltd.	56,634	6,135,161
Starbucks Corp.	43,300	3,828,586
Texas Roadhouse, Inc.	25,100	1,318,252
Wyndham Destinations, Inc.	70,400	3,239,808
Yum China Holdings, Inc. (China)	9,100	413,413
Yum! Brands, Inc.	38,796	4,400,631
		51,902,932
Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	187,366	1,491,833
D.R. Horton, Inc.	40,700	2,145,297
Helen of Troy Ltd.*	5,909	931,613
Installed Building Products, Inc.*	21,400	1,227,076
Lennar Corp. (Class A Stock)	25,600	1,429,760
Midea Group Co. Ltd. (China) (Class A Stock)	85,000	607,862
Persimmon PLC (United Kingdom)	40,623	1,083,591
Sony Corp. (Japan)	60,800	3,598,715
Taylor Morrison Home Corp.*	135,800	3,522,652
Toll Brothers, Inc.	38,800	1,592,740
TopBuild Corp.*	17,900	1,726,097
TRI Pointe Group, Inc.*	53,400	803,136
Whirlpool Corp.	16,574	2,624,659
		22,785,031
Household Products — 0.5%
C&S PAPER Co. Ltd. (China)	119,100	207,223
Central Garden & Pet Co. (Class A Stock)*	14,600	404,785
Clorox Co. (The)	10,300	1,564,261
Colgate-Palmolive Co.	24,200	1,778,942
Kimberly-Clark Corp.	46,089	6,546,943
Procter & Gamble Co. (The)	91,921	11,433,134
Reckitt Benckiser Group PLC (United Kingdom)	14,585	1,136,909
		23,072,197
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	216,700	3,540,878
NRG Energy, Inc.	34,300	1,358,280
Vistra Energy Corp.	133,700	3,573,801
		8,472,959
Industrial Conglomerates — 0.2%
Jardine Matheson Holdings Ltd. (Hong Kong)	18,300	978,520
Jardine Strategic Holdings Ltd. (Hong Kong)	32,900	982,625
Rheinmetall AG (Germany)	24,200	3,058,923

A6

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Roper Technologies, Inc.	5,254	$ 1,873,577
		6,893,645
Insurance — 3.9%
Aflac, Inc.	42,800	2,239,296
AIA Group Ltd. (Hong Kong)	1,839,000	17,392,385
Allianz SE (Germany)	12,813	2,986,470
Allstate Corp. (The)	65,001	7,064,309
American International Group, Inc.	24,100	1,342,370
Assicurazioni Generali SpA (Italy)	200,900	3,896,910
Assurant, Inc.	20,717	2,606,613
Aviva PLC (United Kingdom)	1,165,971	5,716,991
AXA SA (France)	332,500	8,490,663
Axis Capital Holdings Ltd.	11,900	793,968
Beazley PLC (United Kingdom)	180,200	1,377,285
China Life Insurance Co. Ltd. (China) (Class H Stock)	284,000	658,160
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	95,600	351,796
Chubb Ltd.	19,700	3,180,368
Direct Line Insurance Group PLC (United Kingdom)	369,641	1,363,295
Employers Holdings, Inc.	13,100	570,898
Fidelity National Financial, Inc.	108,144	4,802,675
First American Financial Corp.	64,123	3,783,898
Globe Life, Inc.	38,933	3,728,224
Great-West Lifeco, Inc. (Canada)	33,735	809,986
Hannover Rueck SE (Germany)	42,975	7,269,543
Hanover Insurance Group, Inc. (The)	4,700	637,038
Hartford Financial Services Group, Inc. (The)	116,127	7,038,457
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	21,784	480,893
Insurance Australia Group Ltd. (Australia)	588,100	3,128,895
Intact Financial Corp. (Canada)	20,000	2,012,907
IRB Brasil Resseguros SA (Brazil)	53,700	484,534
James River Group Holdings Ltd.	28,600	1,465,464
Kemper Corp.	17,900	1,395,305
Marsh & McLennan Cos., Inc.	104,600	10,465,230
MetLife, Inc.	76,459	3,605,806
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	18,691	4,835,471
National Western Life Group, Inc. (Class A Stock)	2,900	778,273
NN Group NV (Netherlands)	52,704	1,870,262
Old Republic International Corp.	66,100	1,557,977
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	386,900	4,459,459
Principal Financial Group, Inc.(a)	26,100	1,491,354
Prudential PLC (United Kingdom)	421,766	7,634,230
QBE Insurance Group Ltd. (Australia)	188,566	1,599,380
Reinsurance Group of America, Inc.	30,400	4,860,352
RSA Insurance Group PLC (United Kingdom)	673,933	4,421,650
Sampo OYJ (Finland) (Class A Stock)	97,713	3,887,169
Sony Financial Holdings, Inc. (Japan)	185,000	4,017,055
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)	6,271	$ 2,999,232
Swiss Re AG (Switzerland)	23,146	2,414,893
Tokio Marine Holdings, Inc. (Japan)	153,000	8,210,012
Travelers Cos., Inc. (The)	21,100	3,137,359
Unum Group	13,400	398,248
Willis Towers Watson PLC	8,100	1,563,057
Zurich Insurance Group AG (Switzerland)	32,301	12,358,315
		183,634,380
Interactive Media & Services — 1.1%
Adevinta ASA (France) (Class A Stock)*	63,100	729,283
Adevinta ASA (France) (Class B Stock)*	185,200	2,140,721
Alphabet, Inc. (Class A Stock)*	15,352	18,746,941
Alphabet, Inc. (Class C Stock)*	2,730	3,327,870
Baidu, Inc. (China), ADR*	1,700	174,692
Facebook, Inc. (Class A Stock)*	67,054	11,940,976
Kakaku.com, Inc. (Japan)	116,300	2,873,631
Match Group, Inc.(a)	42,100	3,007,624
REA Group Ltd. (Australia)	26,535	1,942,155
Rightmove PLC (United Kingdom)	383,300	2,590,823
Tencent Holdings Ltd. (China)	109,400	4,607,971
Yandex NV (Russia) (Class A Stock)*	13,300	465,633
Z Holdings Corp. (Japan)	185,900	524,848
		53,073,168
Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd. (China), ADR*	76,100	12,726,203
Amazon.com, Inc.*	9,755	16,933,802
Booking Holdings, Inc.*	2,852	5,597,364
Ctrip.com International Ltd. (China), ADR*	10,680	312,817
Duluth Holdings, Inc. (Class B Stock)*(a)	54,900	465,552
eBay, Inc.	161,481	6,294,529
JD.com, Inc. (China), ADR*	104,971	2,961,232
Meituan Dianping (China) (Class B Stock)*	123,900	1,270,680
MercadoLibre, Inc. (Argentina)*	2,500	1,378,075
Naspers Ltd. (South Africa) (Class N Stock)	38,536	5,828,091
Prosus NV (China)*	31,100	2,282,993
Rakuten, Inc. (Japan)	180,000	1,785,703
Stamps.com, Inc.*(a)	14,000	1,042,300
ZOZO, Inc. (Japan)(a)	91,900	2,131,286
		61,010,627
IT Services — 3.1%
Accenture PLC (Class A Stock)	42,992	8,269,511
Adyen NV (Netherlands), 144A*	1,217	801,365
Alliance Data Systems Corp.	9,600	1,230,048
Alten SA (France)	8,700	993,919
Amadeus IT Group SA (Spain)	171,047	12,255,894
Atos SE (France)	27,576	1,945,119

A7

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Automatic Data Processing, Inc.	25,875	$ 4,176,743
Black Knight, Inc.*	73,300	4,475,698
Capgemini SE (France)	42,364	4,988,291
Cognizant Technology Solutions Corp. (Class A Stock)	19,200	1,157,088
DXC Technology Co.	21,300	628,350
Euronet Worldwide, Inc.*	11,600	1,697,080
ExlService Holdings, Inc.*	32,300	2,162,808
Fidelity National Information Services, Inc.	11,300	1,500,188
Fiserv, Inc.*	42,080	4,359,067
Jack Henry & Associates, Inc.	11,700	1,707,849
KBR, Inc.	35,900	880,986
Mastercard, Inc. (Class A Stock)	83,400	22,648,938
MongoDB, Inc.*(a)	10,200	1,228,896
Obic Co. Ltd. (Japan)	51,100	5,861,533
Okta, Inc.*	20,200	1,988,892
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*(a)	8,200	379,742
PayPal Holdings, Inc.*	122,509	12,690,707
Shopify, Inc. (Canada) (Class A Stock)*	7,600	2,365,158
VeriSign, Inc.*	19,300	3,640,559
Virtusa Corp.*	39,220	1,412,704
Visa, Inc. (Class A Stock)(a)	195,248	33,584,608
WNS Holdings Ltd. (India), ADR*	31,600	1,856,500
Worldline SA (France), 144A*	25,680	1,620,393
		142,508,634
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	33,285	2,080,493
Brunswick Corp.	62,993	3,283,195
Callaway Golf Co.	34,500	669,645
		6,033,333
Life Sciences Tools & Services — 0.2%
Accelerate Diagnostics, Inc.*(a)	71,800	1,333,326
Bio-Rad Laboratories, Inc. (Class A Stock)*	4,600	1,530,604
Bruker Corp.	29,166	1,281,262
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class A Stock)	97,850	851,398
IQVIA Holdings, Inc.*	14,600	2,180,948
Lonza Group AG (Switzerland)*	5,883	1,988,625
Quanterix Corp.*	16,900	371,124
		9,537,287
Machinery — 2.1%
Airtac International Group (Taiwan)	40,000	477,823
Allison Transmission Holdings, Inc.	78,506	3,693,707
ANDRITZ AG (Austria)	35,300	1,447,885
Atlas Copco AB (Sweden) (Class A Stock)	311,300	9,575,230
Columbus McKinnon Corp.	47,600	1,734,068
Douglas Dynamics, Inc.	36,000	1,604,520
EnPro Industries, Inc.	19,300	1,324,945
Epiroc AB (Sweden) (Class A Stock)	375,100	4,063,889
FANUC Corp. (Japan)	57,300	10,862,218
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Federal Signal Corp.	52,300	$ 1,712,302
Fortive Corp.	46,697	3,201,546
Harsco Corp.*	69,100	1,310,136
Hiwin Technologies Corp. (Taiwan)	73,130	639,304
IDEX Corp.	11,955	1,959,185
Ingersoll-Rand PLC	44,473	5,479,518
Interpump Group SpA (Italy)	108,700	3,438,517
ITT, Inc.	37,200	2,276,268
John Bean Technologies Corp.	14,500	1,441,735
Komatsu Ltd. (Japan)	105,300	2,433,652
Makita Corp. (Japan)	37,000	1,178,280
Meritor, Inc.*	50,200	928,700
MINEBEA MITSUMI, Inc. (Japan)	232,100	3,706,971
MISUMI Group, Inc. (Japan)	277,200	6,580,438
Mitsubishi Heavy Industries Ltd. (Japan)	28,639	1,126,368
Nabtesco Corp. (Japan)	83,900	2,627,694
OSG Corp. (Japan)	134,900	2,806,571
PACCAR, Inc.	19,700	1,379,197
RBC Bearings, Inc.*	8,900	1,476,599
Schindler Holding AG (Switzerland)	3,100	691,707
Schindler Holding AG (Switzerland), (PART CERT)	31,500	7,044,537
SMC Corp. (Japan)	4,500	1,939,097
Volvo AB (Sweden) (Class B Stock)	88,869	1,248,435
Weir Group PLC (The) (United Kingdom)	48,735	851,312
Welbilt, Inc.*	94,100	1,586,526
Woodward, Inc.	16,100	1,736,063
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,436,200	999,390
		96,584,333
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,195	1,350,630
Media — 0.6%
Altice USA, Inc. (Class A Stock)*	145,425	4,170,789
Comcast Corp. (Class A Stock)	186,624	8,413,010
Discovery, Inc. (Class A Stock)*(a)	40,800	1,086,504
Informa PLC (United Kingdom)	708,698	7,420,581
MSG Networks, Inc. (Class A Stock)*(a)	28,100	455,782
Schibsted ASA (Norway) (Class B Stock)	112,200	3,142,781
Sinclair Broadcast Group, Inc. (Class A Stock)	38,300	1,636,942
WPP PLC (United Kingdom)	151,000	1,887,556
		28,213,945
Metals & Mining — 1.0%
Agnico Eagle Mines Ltd. (Canada)	61,300	3,285,127
Alrosa PJSC (Russia)	393,870	452,595
Anglo American PLC (South Africa)	116,957	2,685,211
AngloGold Ashanti Ltd. (South Africa)	60,382	1,110,559
Barrick Gold Corp. (Canada)	99,572	1,722,603
BHP Group Ltd. (Australia)	67,555	1,679,714

A8

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
BHP Group PLC (Australia)	614,856	$ 13,091,275
Carpenter Technology Corp.	10,200	526,932
Commercial Metals Co.	75,000	1,303,500
Ferroglobe PLC^	44,100	—
Franco-Nevada Corp. (Canada)	24,800	2,259,770
Glencore PLC (Switzerland)*	1,300,388	3,906,685
Impala Platinum Holdings Ltd. (South Africa)*	52,242	328,699
Kaiser Aluminum Corp.	14,511	1,436,154
MMG Ltd. (China)*	692,000	163,797
Newmont Goldcorp Corp.	43,245	1,639,850
POSCO (South Korea)	3,619	689,212
Rio Tinto Ltd. (Australia)	46,139	2,895,403
Rio Tinto PLC (Australia)	60,592	3,139,655
Teck Resources Ltd. (Canada) (Class B Stock)	71,300	1,155,998
Vale SA (Brazil), ADR*	33,304	382,996
Wheaton Precious Metals Corp. (Canada)	128,200	3,361,639
		47,217,374
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	67,000	1,310,520
MFA Financial, Inc.	182,200	1,340,992
New Residential Investment Corp.	73,800	1,157,184
Redwood Trust, Inc.	39,300	644,913
Starwood Property Trust, Inc.	57,500	1,392,650
		5,846,259
Multiline Retail — 0.1%
Dollar General Corp.	17,600	2,797,344
Dollar Tree, Inc.*	14,917	1,702,925
Pan Pacific International Holdings Corp. (Japan)	101,160	1,694,417
		6,194,686
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp. (Canada)(a)	87,800	1,202,860
Ameren Corp.	29,320	2,347,066
CenterPoint Energy, Inc.	99,020	2,988,424
CMS Energy Corp.	37,800	2,417,310
Dominion Energy, Inc.	59,695	4,837,683
E.ON SE (Germany)	117,200	1,139,194
National Grid PLC (United Kingdom)	131,321	1,424,676
Public Service Enterprise Group, Inc.	29,500	1,831,360
RWE AG (Germany)	185,530	5,804,735
		23,993,308
Oil, Gas & Consumable Fuels — 2.3%
Ardmore Shipping Corp. (Ireland)*	89,628	599,611
BP PLC (United Kingdom)	2,862,626	18,131,288
Brigham Minerals, Inc. (Class A Stock)(a)	53,250	1,059,675
Centennial Resource Development, Inc. (Class A Stock)*	100,600	454,209
Chevron Corp.	57,632	6,835,155
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Petroleum & Chemical Corp. (China) (Class H Stock)	620,000	$ 368,834
CNOOC Ltd. (China)	768,000	1,172,761
ConocoPhillips	179,524	10,229,278
Delek US Holdings, Inc.(a)	34,800	1,263,240
EQT Corp.	87,100	926,744
Equinor ASA (Norway)	14,092	267,331
Exxon Mobil Corp.	19,868	1,402,879
Galp Energia SGPS SA (Portugal)	159,600	2,405,060
GasLog Ltd. (Monaco)	31,400	403,490
Idemitsu Kosan Co. Ltd. (Japan)	121,100	3,435,982
Inter Pipeline Ltd. (Canada)	72,100	1,265,294
JXTG Holdings, Inc. (Japan)	280,300	1,280,893
LUKOIL PJSC (Russia)	10,610	881,014
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	65,100	722,610
Marathon Petroleum Corp.	24,000	1,458,000
Noble Energy, Inc.	20,000	449,200
Novatek PJSC (Russia), GDR	7,308	1,481,862
Occidental Petroleum Corp.	29,100	1,294,077
PDC Energy, Inc.*	60,234	1,671,494
Petroleo Brasileiro SA (Brazil)	181,600	1,321,260
Petroleo Brasileiro SA (Brazil), ADR	3,190	46,159
Phillips 66	41,300	4,229,120
PrairieSky Royalty Ltd. (Canada)	118,700	1,655,716
Repsol SA (Spain)	76,217	1,191,301
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	135,400	8,110,460
S-Oil Corp. (South Korea)	6,674	556,656
Suncor Energy, Inc. (Canada)	121,500	3,832,498
Targa Resources Corp.	31,400	1,261,338
TOTAL SA (France)	315,436	16,448,311
TOTAL SA (France), ADR	90,599	4,711,148
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	10,080	256,512
Valero Energy Corp.	27,800	2,369,672
Williams Cos., Inc. (The)	56,300	1,354,578
		106,804,710
Paper & Forest Products — 0.1%
Domtar Corp.	26,400	945,384
Suzano SA (Brazil)	86,800	705,063
UPM-Kymmene OYJ (Finland)	100,607	2,975,367
		4,625,814
Personal Products — 0.4%
Edgewell Personal Care Co.*	55,700	1,809,693
Kao Corp. (Japan)	63,900	4,744,419
Shiseido Co. Ltd. (Japan)	21,600	1,733,771
Unilever NV (United Kingdom)	69,191	4,161,610
Unilever PLC (United Kingdom)	108,242	6,501,923
		18,951,416
Pharmaceuticals — 2.0%
AstraZeneca PLC (United Kingdom)	101,925	9,092,583
AstraZeneca PLC (United Kingdom), ADR	122,308	5,451,268

A9

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Bayer AG (Germany)	116,892	$ 8,237,211
Bristol-Myers Squibb Co.(a)	122,252	6,199,399
Catalent, Inc.*	22,900	1,091,414
CSPC Pharmaceutical Group Ltd. (China)	316,000	636,477
Horizon Therapeutics PLC*	26,800	729,764
Jazz Pharmaceuticals PLC*	8,400	1,076,376
Johnson & Johnson	17,239	2,230,382
Merck & Co., Inc.	35,100	2,954,718
Novartis AG (Switzerland)	37,115	3,214,783
Orion OYJ (Finland) (Class B Stock)	18,756	699,225
Recordati SpA (Italy)	63,770	2,736,085
Roche Holding AG (Switzerland)	99,870	29,085,648
Sanofi (France)	128,036	11,882,905
Shionogi & Co. Ltd. (Japan)	57,000	3,178,501
Takeda Pharmaceutical Co. Ltd. (Japan)	172,800	5,921,488
Zogenix, Inc.*(a)	7,700	308,308
		94,726,535
Professional Services — 0.9%
CBIZ, Inc.*	165,308	3,884,738
Centre Testing International Group Co. Ltd. (China)	519,900	918,953
CRA International, Inc.	4,418	185,424
Experian PLC (United Kingdom)	271,732	8,676,357
FTI Consulting, Inc.*	10,800	1,144,692
ICF International, Inc.	17,600	1,486,672
Recruit Holdings Co. Ltd. (Japan)	355,300	10,867,723
RELX PLC (United Kingdom)	72,085	1,710,036
Robert Half International, Inc.	27,300	1,519,518
SGS SA (Switzerland)	674	1,672,632
Teleperformance (France)	16,900	3,662,827
Thomson Reuters Corp. (Canada)	25,400	1,697,679
Verisk Analytics, Inc.	10,800	1,707,912
Wolters Kluwer NV (Netherlands)	38,949	2,846,158
		41,981,321
Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	1,494,300	1,424,355
China Overseas Land & Investment Ltd. (China)	80,000	251,920
CK Asset Holdings Ltd. (Hong Kong)	181,000	1,225,954
Daito Trust Construction Co. Ltd. (Japan)	12,298	1,573,049
Hongkong Land Holdings Ltd. (Hong Kong)	832,910	4,685,853
Hysan Development Co. Ltd. (Hong Kong)	286,000	1,156,180
Jones Lang LaSalle, Inc.	5,700	792,642
Kerry Properties Ltd. (Hong Kong)	111,000	342,804
Longfor Group Holdings Ltd. (China), 144A	197,000	738,736
Mitsubishi Estate Co. Ltd. (Japan)	130,600	2,530,097
Mitsui Fudosan Co. Ltd. (Japan)	128,500	3,200,852
Sino Land Co. Ltd. (Hong Kong)	245,849	370,290
Vonovia SE (Germany)	243,208	12,344,499
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Wheelock & Co. Ltd. (Hong Kong)	58,000	$ 331,769
		30,969,000
Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	25,700	2,307,636
Canadian Pacific Railway Ltd. (Canada)	16,300	3,622,332
Cia de Locacao das Americas (Brazil)	15,300	186,217
CSX Corp.	34,100	2,362,107
East Japan Railway Co. (Japan)	65,580	6,274,805
Landstar System, Inc.	15,200	1,711,216
Marten Transport Ltd.	42,200	876,916
Rumo SA (Brazil)*	61,900	365,892
Union Pacific Corp.	35,344	5,725,021
		23,432,142
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Energy Industries, Inc.*	28,600	1,641,926
Analog Devices, Inc.	15,200	1,698,296
Applied Materials, Inc.	37,400	1,866,260
ASML Holding NV (Netherlands)	91,512	22,743,108
Broadcom, Inc.	11,600	3,202,412
Brooks Automation, Inc.	37,800	1,399,734
Cree, Inc.*	4,500	220,500
Entegris, Inc.	36,600	1,722,396
FormFactor, Inc.*	63,500	1,183,957
Inphi Corp.*	34,100	2,081,805
KLA Corp.	47,241	7,532,577
Lam Research Corp.	40,913	9,455,403
MediaTek, Inc. (Taiwan)	41,000	489,456
Micron Technology, Inc.*	39,600	1,696,860
Monolithic Power Systems, Inc.	5,490	854,409
NVIDIA Corp.	11,500	2,001,805
NXP Semiconductors NV (Netherlands)	47,051	5,134,205
ON Semiconductor Corp.*	60,900	1,169,889
QUALCOMM, Inc.	46,300	3,531,764
Realtek Semiconductor Corp. (Taiwan)	109,000	810,972
Semtech Corp.*	23,800	1,156,918
SK Hynix, Inc. (South Korea)	26,130	1,800,527
Skyworks Solutions, Inc.	18,800	1,489,900
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	962,000	8,469,137
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	80,000	3,718,400
Tokyo Electron Ltd. (Japan)	21,900	4,206,688
		91,279,304
Software — 2.7%
2U, Inc.*(a)	59,400	967,032
Adobe, Inc.*	42,086	11,626,258
Avaya Holdings Corp.*	62,700	641,421
Cadence Design Systems, Inc.*	40,300	2,663,024
Citrix Systems, Inc.	76,763	7,409,165
CommVault Systems, Inc.*	14,500	648,295
Constellation Software, Inc. (Canada)	2,400	2,396,920
Cornerstone OnDemand, Inc.*	28,900	1,584,298

A10

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Coupa Software, Inc.*	12,500	$ 1,619,625
CyberArk Software Ltd.*	5,200	519,064
Ebix, Inc.(a)	25,400	1,069,340
Everbridge, Inc.*(a)	18,800	1,160,148
Intuit, Inc.	6,300	1,675,422
LivePerson, Inc.*(a)	45,800	1,635,060
Manhattan Associates, Inc.*(a)	29,100	2,347,497
Micro Focus International PLC (United Kingdom)	72,654	1,011,518
Microsoft Corp.	226,599	31,504,059
Mimecast Ltd.*	26,000	927,420
Nice Ltd. (Israel)*	25,433	3,724,322
Oracle Corp.	89,700	4,936,191
Oracle Corp. (Japan)	69,100	6,019,994
Paylocity Holding Corp.*	11,000	1,073,380
Pegasystems, Inc.	11,700	796,185
RingCentral, Inc. (Class A Stock)*	18,300	2,299,578
SailPoint Technologies Holding, Inc.*(a)	60,100	1,123,269
salesforce.com, Inc.*	44,844	6,656,643
SAP SE (Germany)	201,795	23,742,088
ServiceNow, Inc.*	5,900	1,497,715
Trend Micro, Inc. (Japan)	25,900	1,237,495
Varonis Systems, Inc.*	29,000	1,733,620
Workday, Inc. (Class A Stock)*	8,900	1,512,644
		127,758,690
Specialty Retail — 1.0%
AutoZone, Inc.*	2,732	2,963,182
Burlington Stores, Inc.*	11,100	2,218,002
Children’s Place, Inc. (The)(a)	13,400	1,031,666
Designer Brands, Inc. (Class A Stock)(a)	55,900	957,008
Dick’s Sporting Goods, Inc.(a)	81,500	3,326,015
Fast Retailing Co. Ltd. (Japan)	1,600	954,832
Home Depot, Inc. (The)	13,200	3,062,664
Industria de Diseno Textil SA (Spain)	57,982	1,794,457
Murphy USA, Inc.*(a)	12,500	1,066,250
Nitori Holdings Co. Ltd. (Japan)	13,957	2,048,700
Ross Stores, Inc.	49,008	5,383,529
TJX Cos., Inc. (The)	203,425	11,338,910
Urban Outfitters, Inc.*(a)	56,000	1,573,040
USS Co. Ltd. (Japan)	363,488	7,087,891
		44,806,146
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	130,204	29,161,790
NetApp, Inc.	35,400	1,858,854
Samsung Electronics Co. Ltd. (South Korea)	100,215	4,114,229
Seagate Technology PLC	28,500	1,533,015
		36,667,888
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	9,500	2,957,015
Burberry Group PLC (United Kingdom)	31,900	851,298
Carter’s, Inc.(a)	16,000	1,459,360
G-III Apparel Group Ltd.*	29,100	749,907
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Kering SA (France)	7,240	$ 3,688,609
LVMH Moet Hennessy Louis Vuitton SE (France)	38,530	15,333,882
Moncler SpA (Italy)	40,360	1,439,973
Oxford Industries, Inc.	19,200	1,376,640
Pandora A/S (Denmark)	34,459	1,385,260
Puma SE (Germany)	35,000	2,712,068
Shenzhou International Group Holdings Ltd. (China)	36,200	473,470
Steven Madden Ltd.	56,455	2,020,525
Tapestry, Inc.	73,200	1,906,860
Wolverine World Wide, Inc.	52,000	1,469,520
		37,824,387
Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	90,800	1,084,152
Essent Group Ltd.	90,805	4,328,674
MGIC Investment Corp.	83,100	1,045,398
NMI Holdings, Inc. (Class A Stock)*	30,000	787,800
PB Bancorp, Inc.	37,600	432,400
TFS Financial Corp.	13,900	250,478
Western New England Bancorp, Inc.	56,100	534,633
		8,463,535
Tobacco — 0.7%
Altria Group, Inc.	214,956	8,791,700
British American Tobacco PLC (United Kingdom)	157,392	5,806,753
Imperial Brands PLC (United Kingdom)	219,453	4,923,419
Philip Morris International, Inc.	143,065	10,862,926
Swedish Match AB (Sweden)	43,059	1,780,824
Universal Corp.	23,253	1,274,497
		33,440,119
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	56,100	3,071,475
Applied Industrial Technologies, Inc.	30,000	1,704,000
Fastenal Co.	102,000	3,332,340
Fly Leasing Ltd. (Ireland), ADR*(a)	35,600	730,156
HD Supply Holdings, Inc.*	59,620	2,335,614
ITOCHU Corp. (Japan)	546,905	11,317,101
MonotaRO Co. Ltd. (Japan)	47,000	1,240,208
MRC Global, Inc.*(a)	98,000	1,188,740
		24,919,634
Transportation Infrastructure — 0.2%
Auckland International Airport Ltd. (New Zealand)	557,100	3,187,561
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	140,100	833,685
Kamigumi Co. Ltd. (Japan)	77,300	1,757,802
SATS Ltd. (Singapore)	281,667	986,557
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	20,745	231,471
		6,997,076

A11

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	30,110	$ 447,435
Boingo Wireless, Inc.*(a)	25,500	283,050
MTN Group Ltd. (South Africa)	36,060	229,178
Safaricom PLC (Kenya)	8,870,500	2,354,609
SoftBank Group Corp. (Japan)	84,700	3,348,467
T-Mobile US, Inc.*	39,900	3,142,923
		9,805,662

Total Common Stocks (cost $2,596,802,024)		2,799,090,294
Exchange-Traded Funds — 0.4%
iShares 20+ Year Treasury Bond ETF(a)	34,710	4,966,307
iShares MSCI Emerging Markets ETF(a)	72,000	2,942,640
iShares MSCI India ETF(a)	279,100	9,369,387
SPDR S&P 500 ETF Trust	8,600	2,552,222

Total Exchange-Traded Funds (cost $19,429,922)		19,830,556
Preferred Stocks — 0.2%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	88,609	5,765,168
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	136,948	1,119,329
Itau Unibanco Holding SA (Brazil) (PRFC)	82,048	692,529
		1,811,858
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	16,100	212,732
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	22,423	2,217,209

Total Preferred Stocks (cost $10,738,457)		10,006,967

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.7%
Automobiles — 0.1%
GM Financial Automobile Leasing Trust,
Series 2019-02, Class A3
2.670%	03/21/22	915	921,848
Hertz Fleet Lease Funding LP,
Series 2017-01, Class A1, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.699%(c)	04/10/31	572	571,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)
2.648%(c)	09/25/23	2,400	$ 2,402,956
			3,896,602
Consumer Loans — 0.2%
CLUB Credit Trust,
Series 2018-P03, Class A, 144A
3.820%	01/15/26	2,425	2,446,754
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	631	634,882
Consumer Loan Underlying Bond (CLUB) Credit Trust,
Series 2019-P01, Class A, 144A
2.940%	07/15/26	785	787,437
Series 2019-P02, Class A, 144A
2.470%	10/15/26	1,200	1,198,664
Prosper Marketplace Issuance Trust,
Series 2018-02A, Class A, 144A
3.350%	10/15/24	406	407,450
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	1,180	1,181,085
Upgrade Receivables Trust,
Series 2018-01A, Class A, 144A
3.760%	11/15/24	1,147	1,150,341
			7,806,613
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	4,000	4,017,547
Equipment — 0.0%
John Deere Owner Trust,
Series 2019-B, Class A4
2.320%	05/15/26	1,000	1,010,307
MMAF Equipment Finance LLC,
Series 2019-B, Class A3, 144A
2.010%	12/12/24	1,190	1,189,736
			2,200,043
Home Equity Loans — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
2.378%(c)	10/25/35	450	450,537
Other — 0.1%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	1,085	1,087,063
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	1,155	1,172,804
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	1,086	1,127,658

A12

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Finance of America Structured Securities Trust,
Series 2018-HB01, Class A, 144A
3.375%(cc)	09/25/28	460	$ 460,421
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	750	753,128
Nationstar HECM Loan Trust,
Series 2018-02A, Class A, 144A
3.188%(cc)	07/25/28	707	708,487
Series 2018-03A, Class A, 144A
3.555%(cc)	11/25/28	550	554,278
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	781	781,911
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	752	768,703
			7,414,453
Residential Mortgage-Backed Securities — 0.2%
CAM Mortgage Trust,
Series 2018-01, Class A1, 144A
3.960%	12/01/65	26	26,231
Towd Point Mortgage Trust,
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	1,661	1,722,642
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	2,501	2,566,440
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	457	479,486
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	449	451,859
Vericrest Opportunity Loan Trust,
Series 2019-NPL04, Class A1A, 144A
3.352%	08/25/49	1,158	1,159,954
VOLT LXXX LLC,
Series 2019-NPL06, Class A1A, 144A
3.228%(cc)	10/25/49	1,200	1,201,267
			7,607,879

Total Asset-Backed Securities (cost $33,070,873)			33,393,674
Bank Loans — 1.2%
Advertising — 0.0%
Acosta, Inc.,
Tranche B-1 Loan, PRIME + 2.250%
7.250%(c)	09/26/21	89	27,604
AppLovin Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	08/15/25	183	183,609
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.750%
3.813%(c)	03/14/25	79	79,046
Red Ventures LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%
5.044%(c)	11/08/24	65	65,039
			355,298
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Aerospace & Defense — 0.0%
TransDigm, Inc.,
2018 New Tranche F Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/09/23	366	$ 364,362
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.544%(c)	08/22/24	122	121,626
Wesco Aircraft Hardware Corp.,
Tranche A Term Loan, 1 Month LIBOR + 3.000%
5.050%(c)	10/04/21	68	67,943
Tranche B Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	02/28/21	125	124,896
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.010%(c)	04/30/25	119	119,436
			798,263
Airlines — 0.0%
Kestrel Bidco, Inc. (Canada),
Term Loan,
—%(p)	08/07/26	140	140,950
Auto Manufacturers — 0.0%
UOS LLC,
Initial Term Loan, 1 Month LIBOR + 5.500%
7.544%(c)	04/18/23^	83	83,943
Auto Parts & Equipment — 0.0%
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
5.604%(c)	12/02/24^	44	44,268
Biotechnology — 0.0%
Aldevron LLC,
Term Loan,
—%(p)	09/20/26^	170	170,425
Innoviva, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.500%
6.652%(c)	08/18/22^	4	4,312
			174,737
Building Materials — 0.0%
ACProducts, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.500%
7.544%(c)	02/14/24^	49	46,906
Chemicals — 0.0%
Chemours Co. (The),
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
3.800%(c)	04/03/25	123	118,650
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 - 6 Month LIBOR + 2.500%
4.547%(c)	05/07/25^	173	167,196
Element Solutions, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	01/30/26	74	74,647
Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%
5.820%(c)	07/01/26^	60	59,700
Jade Germany GmbH (Germany),
Initial Dollar Term Loan, 3 - 6 Month LIBOR + 5.500%
7.564%(c)	05/31/23^	122	116,078

A13

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Chemicals (cont’d.)
Kraton Polymers LLC,
Dollar Replacement Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	03/10/25	116	$ 115,678
Messer Industries USA, Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 2.500%
4.604%(c)	03/02/26	124	123,960
OCI Partners LP (Netherlands),
Initial Term Loan, 3 Month LIBOR + 4.000%
6.104%(c)	03/13/25^	123	122,971
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%
5.625%(c)	10/14/24	224	222,584
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.292%(c)	10/01/25	249	243,231
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	09/06/24	74	73,018
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%
4.824%(c)	09/23/24	112	111,427
WR Grace & Co-Conn,
Term B-1 Loan, 3 Month LIBOR + 1.750%
3.854%(c)	04/03/25	27	27,458
Term B-2 Loan, 3 Month LIBOR + 1.750%
3.854%(c)	04/03/25	47	47,071
			1,623,669
Coal — 0.0%
Murray Energy Corp.,
Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%
9.354%(c)	10/17/22	208	79,414
Commercial Services — 0.1%
AlixPartners LLP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	04/04/24	99	98,520
Argus Media Ltd. (United Kingdom),
Term Loan,
—%(p)	09/24/26^	45	45,169
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 1.750%
3.794%(c)	11/07/23	97	97,227
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	08/15/25	123	123,746
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.050%(c)	02/09/26	60	60,058
Coinamatic Canada, Inc.,
First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	05/16/22	26	25,735
Second Lien Initial Canadian Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	05/12/23	5	5,132
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
6.003%(c)	08/01/26	75	75,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.310%(c)	12/22/23	35	$ 34,583
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	10/01/25	422	424,491
Fly Funding II SARL (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
4.180%(c)	02/09/23	181	181,566
Gems Menasa Cayman Ltd. (United Arab Emirates),
Facility B, 1 Month LIBOR + 5.000%
7.044%(c)	07/30/26^	125	124,376
Hertz Corp. (The),
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.800%(c)	06/30/23	122	121,660
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.540%(c)	07/03/24^	98	98,255
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
5.854%(c)	02/21/25	434	432,770
Learning Care Group US No 2, Inc.,
First Lien Initial Term Loan, 3 - 6 Month LIBOR + 3.250%
5.455%(c)	03/13/25	84	83,359
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	02/27/25	281	281,294
Merrill Communications LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
7.506%(c)	06/01/22	91	91,242
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	09/27/24	100	95,225
Sotheby’s, Inc.,
Term Loan,
—%(p)	01/23/27^	125	123,594
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.028%(c)	03/09/23	123	115,507
Trans Union LLC,
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.112%(c)	06/19/25	123	123,797
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.544%(c)	08/27/25	173	173,611
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	05/16/22	125	122,663
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	05/12/23	30	29,299
WaterBridge Midstream Operating LLC,
Initial Term Loan, 6 Month LIBOR + 5.750%
7.834%(c)	06/22/26	125	120,469
WEX, Inc.,
Term Loan B-3, 1 Month LIBOR + 2.250%
4.294%(c)	05/15/26	15	14,798

A14

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
WW International, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
6.860%(c)	11/29/24	189	$ 189,562
			3,512,739
Computers — 0.0%
Avast Software BV,
2018 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.250%
4.354%(c)	09/29/23	73	72,922
Datto, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	04/02/26	50	50,249
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
4.050%(c)	09/19/25	281	282,365
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
6.854%(c)	11/03/23	175	136,702
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.544%(c)	09/29/25	99	99,467
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24	272	271,863
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/01/24	293	294,057
			1,207,625
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.,
Term Loan,
—%(p)	09/20/26	125	125,079
Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	06/11/26	105	103,125
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 5.250%
7.313%(c)	12/01/22	125	125,820
IAA, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.313%(c)	06/29/26^	123	123,895
KAR Auction Services, Inc.,
Tranche B-6 Term Loan,
4.313%(c)	09/21/26	95	95,475
Owens & Minor, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
6.600%(c)	05/02/25	99	86,501
Spin Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.572%(c)	11/14/22	310	304,270
			839,086
Diversified Financial Services — 0.0%
Blucora, Inc.,
Refinancing Term Loan, 2 Month LIBOR + 3.000%
5.087%(c)	05/22/24	88	88,223
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Diversified Financial Services (cont’d.)
Citadel Securities LP,
Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	02/27/26^	249	$ 248,128
Flying Fortress Holdings LLC,
Refinancing Term Loan, 3 Month LIBOR + 1.750%
3.854%(c)	10/31/22	103	102,905
Focus Financial Partners LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	07/03/24	12	12,010
PHH Mortgage Corp.,
Restatement Effective Date Term Loan, 3 Month LIBOR + 5.000%
7.044%(c)	12/07/20	139	137,045
VFH Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
6.044%(c)	03/01/26	314	313,957
			902,268
Electric — 0.0%
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.544%(c)	01/15/25	123	122,813
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
5.130%(c)	11/28/24	117	114,301
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
7.604%(c)	11/13/21	93	86,738
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
6.110%(c)	12/03/25^	75	75,231
Pike Corp.,
2019 New Term Loans, 1 Month LIBOR + 3.250%
5.300%(c)	07/24/26	113	112,711
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%
4.037%(c)	12/31/25	348	348,628
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.044%(c)	08/04/23	27	27,247
			887,669
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
5.537%(c)	05/08/26	25	25,000
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
4.600%(c)	09/30/24	218	218,248
			243,248
Energy-Alternate Sources — 0.0%
Natgasoline LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.813%(c)	11/14/25^	104	103,952
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	11/08/22^	30	29,512

A15

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Energy-Alternate Sources (cont’d.)
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
6.300%(c)	12/09/21^	206	$ 193,919
			327,383
Engineering & Construction — 0.0%
AECOM,
Term B Loan, 3 Month LIBOR + 1.750%
3.804%(c)	02/21/25	66	66,497
American Traffic Solutions, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	02/28/25	183	183,453
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 2 - 3 Month LIBOR + 4.250%
6.473%(c)	06/21/24	122	118,929
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	02/03/25	94	92,551
Dynasty Acquisition Co., Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 4.000%
6.104%(c)	04/06/26	111	111,043
Initial Term B-2 Loan, 3 Month LIBOR + 4.000%
6.104%(c)	04/06/26	60	59,701
Hamilton HoldCo LLC (Australia),
Term Loan, 3 Month LIBOR + 2.000%
4.110%(c)	07/02/25^	124	124,681
			756,855
Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.000%
5.230%(c)	04/22/26	124	124,893
AP Gaming I LLC,
Incremental Term B Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	02/15/24	29	29,215
Aristocrat International Pty Ltd. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.028%(c)	10/19/24	121	120,823
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	08/06/21	32	32,045
Cineworld Group PLC (United Kingdom),
Term Loan,
—%(p)	09/20/26	125	124,500
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/28/25	201	199,780
Eldorado Resorts, Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 2.250%
4.313%(c)	04/17/24	180	180,032
Formula One Management Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.544%(c)	02/01/24	330	325,041
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.104%(c)	12/01/23	99	97,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
5.060%(c)	10/21/24^	130	$ 130,601
GVC Holdings PLC (United Kingdom),
Facility B2 (USD), 2 - 3 Month LIBOR + 2.250%
4.446%(c)	03/29/24	113	113,310
Nascar Holdings, Inc.,
Term Loan,
—%(p)	07/27/26	125	125,840
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/29/26	80	80,119
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
4.294%(c)	10/15/25	99	99,542
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.845%(c)	08/14/24	259	256,216
SMG US Midco 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	01/23/25	25	24,471
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.604%(c)	07/10/25	334	334,640
			2,398,275
Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.197%(c)	11/10/23	124	123,890
Environmental Resources Management, Inc.,
First Lien Initial Term B-1 Loan, 3 Month LIBOR + 3.750%
5.854%(c)	07/10/26	125	124,999
EWT Holdings III Corp.,
Refinancing 2017-2 First Lien Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	12/20/24	184	185,092
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	03/29/25	123	123,779
			557,760
Food Service — 0.0%
Agro Merchants Intermediate Holdings LP (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
5.854%(c)	12/06/24^	84	83,763
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
3.794%(c)	03/11/25	233	233,603
			317,366
Foods — 0.1%
Albertson’s LLC,
2019-1 Term B-7 Loan, 1 Month LIBOR + 2.750%
4.794%(c)	11/17/25	94	94,292
BI-LO LLC,
Initial Term Loan, 3 Month LIBOR + 8.000%
10.217%(c)	05/31/24	297	282,893

A16

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods (cont’d.)
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
5.544%(c)	10/10/23	300	$ 296,491
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/01/26	254	254,835
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.040%(c)	05/24/24	178	178,903
Sage Borrowco LLC,
First Lien Term B Loan, 1 Month LIBOR + 4.750%
6.794%(c)	06/20/26	125	125,077
Shearer’s Foods LLC,
First Lien Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	06/30/21	119	118,546
Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.794%(c)	06/30/22	88	87,627
US Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	06/27/23	119	119,105
Term Loan,
4.044%(c)	09/13/26	125	125,371
			1,683,140
Forest Products & Paper — 0.0%
Clearwater Paper Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.313%(c)	07/26/26^	75	75,187
Gas — 0.0%
UGI Energy Services LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	08/07/26^	125	125,467
Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
6.681%(c)	02/11/26	373	370,638
Ortho-Clinical Diagnostics, Inc. (Luxembourg),
Refinancing Term Loan, 3 Month LIBOR + 3.250%
5.563%(c)	06/30/25	195	188,199
			558,837
Healthcare-Services — 0.1%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 5.000%
7.044%(c)	06/21/24	122	118,522
Catalent Pharma Solutions, Inc.,
Dollar Term B-2 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	05/18/26	124	124,686
DaVita, Inc.,
Term Loan,
—%(p)	08/12/26	125	125,642
HCA, Inc.,
Tranche B-10 Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	03/13/25	246	246,831
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.554%(c)	11/16/25	199	198,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
MED ParentCo LP,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	08/31/26	48	$ 47,471
6.294%(c)	08/31/26^	40	39,600
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	06/07/23	10	9,500
Surgery Center Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.300%(c)	09/02/24	125	121,682
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.044%(c)	06/24/24	144	140,412
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
7.063%(c)	06/12/26	250	236,250
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	12/02/24	123	120,433
Zelis Payments Buyer, Inc.,
Term Loan,
—%(p)	09/30/26	125	123,906
			1,653,685
Holding Companies-Diversified — 0.0%
Travelport Finance (Luxembourg),
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.104%(c)	05/29/26	160	144,300
Travelport Finance Luxembourg Sarl (Luxembourg),
Second Lien Initial Term Loan, 3 Month LIBOR + 9.000%
11.104%(c)	05/28/27^	50	45,000
			189,300
Home Furnishings — 0.0%
Compuware Corp.,
Senior Secured Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	08/25/25	179	180,058
Insurance — 0.1%
Acrisure LLC,
First Lien Term Loan B-2, 3 Month LIBOR + 4.250%
6.354%(c)	11/22/23	156	154,919
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.054%(c)	05/09/25	481	472,463
AmWINS Group, Inc.,
Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.800%(c)	01/25/24	147	146,437
AssuredPartners, Inc.,
2017 September Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	10/22/24	145	143,899
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	08/04/22	491	492,219
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	11/03/23	167	167,519

A17

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Insurance (cont’d.)
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.544%(c)	08/04/25	400	$ 406,167
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.267%(c)	04/25/25	366	361,592
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.104%(c)	05/16/24	368	361,825
			2,707,040
Internet — 0.0%
Anastasia Parent LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	08/11/25^	124	100,237
Ancestry.com Operations, Inc.,
Non Extended Term Loan B, 1 Month LIBOR + 3.750%
5.800%(c)	10/19/23	170	169,360
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
5.882%(c)	02/09/23	107	104,279
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	02/15/24	184	184,251
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
6.064%(c)	11/21/24	123	116,518
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
6.028%(c)	06/16/25^	44	37,328
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.028%(c)	04/04/25	247	245,255
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.778%(c)	10/10/25	118	115,913
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
9.778%(c)	10/09/26	37	35,493
			1,108,634
Investment Companies — 0.0%
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
6.563%(c)	02/19/26	49	49,315
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.044%(c)	03/27/23	348	349,474
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
3.250%(c)	04/29/26	50	49,996
			448,785
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	07/31/24	113	112,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Leisure Time (cont’d.)
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.500%
6.542%(c)	01/04/26^	75	$ 75,346
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 1 Month LIBOR + 3.000%
5.044%(c)	03/08/24	181	180,393
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
9.112%(c)	09/06/24	50	50,125
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	12/16/24	147	140,929
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
4.874%(c)	06/10/22	292	292,148
PlayPower, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.500%
7.604%(c)	05/08/26^	125	124,532
United PF Holdings LLC,
Senior Secured First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.500%
4.397%(c)	06/10/26^	1	1,204
Senior Secured First Lien Term Loan, 1 Month LIBOR + 4.500%
6.544%(c)	06/10/26^	57	57,033
			1,034,556
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.817%(c)	02/02/26^	55	54,588
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.166%(c)	09/15/23	184	184,567
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	12/23/24	724	718,967
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/18/24	294	294,091
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	11/30/23	123	123,965
Golden Nugget LLC,
B Term Loan, 1 Month LIBOR + 2.750%
4.800%(c)	10/04/23	321	319,944
Marriott Ownership Resorts, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.685%(c)	08/29/25	109	109,630
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
3.794%(c)	05/30/25	148	149,150
			1,954,902
Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	08/01/25	169	169,330

A18

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Machinery-Construction & Mining (cont’d.)
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
11.104%(c)	11/26/21	100	$ 70,950
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.044%(c)	11/30/23	180	171,341
			411,621
Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	11/17/25	55	53,632
Sundyne US Purchaser, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	05/15/26^	47	47,163
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
5.850%(c)	10/30/24	62	62,402
			163,197
Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
4.778%(c)	07/15/25	122	118,888
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
4.807%(c)	01/31/26^	123	119,435
Term Loan,
—%(p)	04/15/27^	125	125,156
Cable One, Inc.,
Incremental Term B-1 Loan, 1 Month LIBOR + 1.750%
3.800%(c)	05/01/24^	64	63,776
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
4.804%(c)	11/18/24	163	162,832
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
6.294%(c)	06/07/23	182	171,980
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.050%(c)	04/30/25	615	618,589
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.278%(c)	07/17/25	229	228,338
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.278%(c)	01/15/26	174	173,799
Cumulus Media New Holdings, Inc.,
Term Loan,
—%(p)	03/26/26	125	125,104
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
5.300%(c)	08/24/26	385	386,203
EW Scripps Co.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	05/01/26	124	124,375
iHeartCommunications, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	05/01/26	55	55,525
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
ION Media Networks, Inc.,
Term B-4 Loans, 1 Month LIBOR + 3.000%
5.063%(c)	12/17/24	125	$ 124,688
NEP Group, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	10/20/25	35	34,021
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.750%
4.807%(c)	09/19/26	220	221,008
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	02/01/24	354	352,089
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
4.540%(c)	09/30/26	59	59,416
4.540%(c)	09/30/26	51	50,928
Springer Nature Three GmbH (Germany),
Initial Term B-13 Loan, 1 Month LIBOR + 3.500%
5.544%(c)	08/15/22	105	105,253
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.528%(c)	01/15/26	190	189,911
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%
5.294%(c)	08/18/23	370	357,033
			3,968,347
Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Initial Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	05/31/25	59	57,481
Zekelman Industries, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.304%(c)	06/14/21	240	239,667
			297,148
Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	03/21/25^	81	81,036
Miscellaneous Manufacturing — 0.0%
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	04/01/24	139	137,191
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
9.294%(c)	03/08/26^	15	14,475
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.294%(c)	03/10/25	109	105,638
			257,304
Oil & Gas — 0.0%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
6.794%(c)	12/31/22	275	246,297
Loan, 1 Month LIBOR + 10.375%
12.419%(c)	12/31/21	200	174,000

A19

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	08/01/23	70	$ 71,225
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
7.104%(c)	03/27/24^	174	174,560
Term B Loan, 3 Month LIBOR + 4.500%
6.604%(c)	07/29/21	243	243,744
Delek US Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	03/31/25	123	122,819
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.044%(c)	03/01/24	225	96,750
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.360%(c)	08/25/23^	91	68,283
HFOTCO LLC,
7 Year Term Loan B, 1 Month LIBOR + 2.750%
4.800%(c)	06/26/25	217	215,349
			1,413,027
Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%
4.800%(c)	12/07/23^	121	94,959
API Group PLC (United Kingdom),
Term Loan,
—%(p)	10/01/26^	125	125,313
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.090%(c)	11/07/25	227	222,866
Berry Global, Inc.,
Term U Loan, 1 Month LIBOR + 2.500%
4.549%(c)	07/01/26	125	125,212
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.590%(c)	04/03/24	122	119,540
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/16/24	123	121,793
Third Amendment Incremental Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	05/16/24	40	39,393
Consolidated Container Co. LLC,
2019 Incremental Term Loans, 1 Month LIBOR + 3.500%
5.544%(c)	06/15/26	125	124,532
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.319%(c)	12/29/23	292	279,595
Pregis TopCo Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
6.253%(c)	07/24/26	125	124,531
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/23	608	608,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Packaging & Containers (cont’d.)
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	10/17/24	147	$ 142,030
			2,128,310
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.039%(c)	06/02/25	235	236,205
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 5.000%
7.044%(c)	11/25/20	4	3,520
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
7.419%(c)	11/25/22	349	340,214
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
4.794%(c)	02/02/25	133	132,919
Vizient, Inc.,
Term B-5 Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/06/26	35	34,844
			747,702
Pipelines — 0.0%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	06/24/24	148	135,774
6.794%(c)	11/03/25	125	112,063
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.756%(c)	10/31/24	123	117,368
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.656%(c)	09/30/24	199	200,373
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.046%(c)	05/21/25	99	90,850
EPIC Crude Services LP,
Term Loan, 6 Month LIBOR + 5.000%
7.040%(c)	02/21/26	150	144,000
Equitrans Midstream Corp.,
Term Loan, 1 Month LIBOR + 4.500%
6.550%(c)	01/31/24	74	74,298
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.291%(c)	07/18/25	222	216,291
Limetree Bay Terminals LLC,
Advance, 1 Month LIBOR + 4.000%
6.044%(c)	02/15/24	67	64,059
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.054%(c)	05/22/26	125	121,103
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	10/30/24	69	66,535

A20

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pipelines (cont’d.)
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 4.000%
6.050%(c)	09/27/24^	79	$ 69,498
			1,412,212
Private Equity — 0.0%
HarbourVest Partners, LP,
Term Loan, 1 Month LIBOR + 2.250%
4.278%(c)	03/03/25	231	231,242
Victory Capital Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.569%(c)	07/01/26	85	85,960
			317,202
Real Estate — 0.0%
DTZ US Borrower LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	08/21/25	123	122,999
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
5.794%(c)	01/30/24	113	108,023
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
5.794%(c)	01/30/24	6	6,093
			237,115
Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	09/18/26	123	123,836
Forest City Enterprises LP,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	12/08/25	69	69,736
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	07/26/26^	125	125,156
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.046%(c)	12/20/24	430	430,440
			749,168
Regional — 0.0%
Seminole Tribe of Florida,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
3.794%(c)	07/08/24	90	90,164
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/16/24	470	471,613
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	07/01/22	119	82,806
Ashco LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.044%(c)	09/25/24	1,305	1,255,128
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 2.750%
4.786%(c)	02/02/24	364	364,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
Burlington Coat Factory Warehouse Corp.,
Term B-5 Loan, 1 Month LIBOR + 2.000%
4.030%(c)	11/18/24	108	$ 107,824
CEC Entertainment, Inc.,
Term B Loan, 1 Month LIBOR + 6.500%
8.544%(c)	08/17/26	125	122,109
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.104%(c)	02/06/25	39	38,926
GOBP Holdings, Inc.,
First Lien 2019 Term Loan, 3 Month LIBOR + 3.500%
5.759%(c)	10/22/25	59	59,357
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	06/02/25	296	293,925
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
3.791%(c)	04/03/25	243	242,341
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	08/19/22	201	198,812
Red Lobster Management LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.250%
7.294%(c)	07/28/21	123	121,826
SP PF Buyer LLC,
Term Loan, 1 Month LIBOR + 4.500%
6.544%(c)	12/19/25	124	109,658
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^	262	262
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
7.123%(c)	04/16/26	150	147,755
Whatabrands LLC,
Term B Loan, 3 Month LIBOR + 3.250%
5.516%(c)	08/02/26	120	120,471
Wok Holdings, Inc.,
Term Loan, 3 Month LIBOR + 6.500%
8.450%(c)	03/01/26	124	105,097
			3,842,767
Semiconductors — 0.0%
Cabot Microelectronics Corp.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.313%(c)	11/17/25	103	103,641
Software — 0.2%
Aptean, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.354%(c)	04/23/26	50	49,408
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	07/12/24	124	123,381
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/02/25	248	239,003

A21

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.292%(c)	08/15/25	79	$ 78,903
Centralsquare Technologies LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	08/29/25	89	83,221
Ceridian HCM Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.112%(c)	04/30/25	124	123,982
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	11/30/24	123	121,483
Dcert Buyer, Inc.,
Term Loan,
—%(p)	08/07/26	250	249,271
DigiCert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	10/31/24	138	137,905
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
5.772%(c)	08/22/25^	61	61,400
EagleView Technology Corp.,
First Lien Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	08/14/25	70	67,043
Emerald TopCo, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.435%(c)	07/24/26	125	124,453
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.300%(c)	06/01/22	357	356,498
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
9.446%(c)	06/13/25	160	152,800
First Lien Dollar Term Loan, 1 - 6 Month LIBOR + 3.500%
5.696%(c)	06/13/24	257	249,392
Flexera Software LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.550%(c)	02/26/25	124	124,524
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	07/01/24	135	134,297
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
11.050%(c)	01/20/25	75	73,750
Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.300%(c)	01/20/24	146	145,691
Kronos, Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
5.253%(c)	11/01/23	637	638,511
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.503%(c)	11/01/24	220	223,348
MA Financeco LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/21/24	59	57,729
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
MA FinanceCo LLC (United Kingdom),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	11/19/21	93	$ 93,032
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.794%(c)	09/15/24	123	121,758
Navex TopCo, Inc.,
Term Loan,
—%(p)	09/05/25	25	24,719
Open Text Corp. (Canada),
Term Loan, 1 Month LIBOR + 1.750%
3.794%(c)	05/30/25	44	44,483
Project Alpha Intermediate Holding, Inc.,
2019 Incremental Term Loan, 3 Month LIBOR + 4.250%
6.560%(c)	04/26/24^	125	124,376
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	06/01/26	125	124,063
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.294%(c)	05/30/25	89	86,952
Renaissance Holdings Corp.,
Second Lien Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	05/29/26	45	43,237
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/21/24	391	386,083
Severin Acquisition LLC,
First Lien Term Loan, 3 Month LIBOR + 3.250%
5.459%(c)	08/01/25	84	82,781
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	03/03/23	353	351,181
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
5.354%(c)	09/30/22	235	234,694
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/16/25	81	80,907
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/16/25	53	53,441
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/16/25	183	183,844
TIBCO Software, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.070%(c)	06/30/26	213	212,887
Ultimate Software Group, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.794%(c)	05/04/26	180	180,810
Veritas US, Inc.,
New Dollar Term B Loan, 1 - 3 Month LIBOR + 4.500%
6.574%(c)	01/27/23	50	47,046
Vertafore, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.294%(c)	07/02/25	323	313,389

A22

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.294%(c)	07/02/26	75	$ 73,594
			6,479,270
Telecommunications — 0.1%
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	04/04/26	295	293,648
Coral US Co-Borrower LLC,
Term B-4 Loan, 1 Month LIBOR + 3.250%
5.294%(c)	02/02/26	219	219,432
Frontier Communications Corp.,
Term B-1 Loan, 1 Month LIBOR + 3.750%
5.800%(c)	06/17/24	660	658,756
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
4.790%(c)	05/30/25	148	118,575
Inmarsat PLC (United Kingdom),
Term Loan,
—%(p)	09/23/26	125	122,917
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.804%(c)	11/27/23	934	935,246
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.554%(c)	01/02/24	100	101,125
Tranche B-5 Term Loan,
6.625%	01/02/24	125	126,992
KSBR Holding Corp.,
Term Loan, 1 Month LIBOR + 4.250%
6.307%(c)	04/15/26^	125	124,999
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/22/24	420	420,525
Numericable US LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	07/31/25	230	223,783
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
5.715%(c)	01/31/26	247	244,705
Onvoy LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
6.544%(c)	02/12/24	185	153,757
SBA Senior Finance II LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.050%(c)	04/11/25	74	74,063
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%
10.294%(c)	11/01/25	75	65,625
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.544%(c)	11/01/24	123	108,766
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	02/02/24	94	92,893
Windstream Services LLC,
Superpriority Secured DIP Interim Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	02/26/21^	250	250,000
			4,335,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Transportation — 0.0%
International Seaways Operating Corp.,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.050%(c)	06/22/22	133	$ 132,884
Navios Maritime Partners LP (Monaco),
Initial Term Loan, 3 Month LIBOR + 5.000%
7.140%(c)	09/14/20	69	68,858
			201,742
Trucking & Leasing — 0.0%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
3.794%(c)	01/15/25	317	318,015
IBC Capital Ltd. (Cayman Islands),
First Lien Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%
5.895%(c)	09/11/23	34	33,721
			351,736

Total Bank Loans (cost $55,744,583)			54,730,908
Commercial Mortgage-Backed Securities — 1.6%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	1,097	1,106,202
Benchmark Mortgage Trust,
Series 2018-B07, Class A2
4.377%	05/15/53	1,300	1,400,696
Series 2019-B12, Class XA, IO
1.207%(cc)	08/15/52	12,697	974,960
BX Commercial Mortgage Trust,
Series 2018-IND, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.928%(c)	11/15/35	1,070	1,069,524
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	723,013
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.148%(c)	06/15/34	2,016	2,018,521
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3
3.356%	07/10/47	1,175	1,236,901
Series 2015-GC29, Class XA, IO
1.241%(cc)	04/10/48	8,724	374,363
Series 2015-GC33, Class XA, IO
1.074%(cc)	09/10/58	7,152	306,953
Series 2016-P06, Class XA, IO
0.945%(cc)	12/10/49	6,849	245,984
Commercial Mortgage Trust,
Series 2012-CR03, Class A3
2.822%	10/15/45	687	696,994
Series 2012-LC04, Class A4
3.288%	12/10/44	1,164	1,185,153
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	833	858,861
Series 2013-CR13, Class AM
4.449%(cc)	11/10/46	2,127	2,297,891

A23

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR17, Class XA, IO
1.145%(cc)	05/10/47	4,523	$ 173,615
Series 2014-CR19, Class XA, IO
1.192%(cc)	08/10/47	1,136	47,289
Series 2014-LC17, Class XA, IO
0.934%(cc)	10/10/47	5,277	160,847
Series 2014-UBS04, Class XA, IO
1.265%(cc)	08/10/47	7,731	340,523
Series 2014-UBS06, Class XA, IO
1.070%(cc)	12/10/47	4,741	170,007
Series 2015-DC01, Class XA, IO
1.253%(cc)	02/10/48	12,102	467,189
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	972,730
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A2
3.451%	03/15/52	1,175	1,235,001
FHLMC Multifamily Structured Pass-Through Certificates,
Series K026, Class A2
2.510%	11/25/22	2,387	2,423,021
Series K057, Class A2
2.570%	07/25/26	1,370	1,414,134
Series K058, Class A2
2.653%	08/25/26	1,590	1,651,175
Series K061, Class A2
3.347%(cc)	11/25/26	1,400	1,515,866
Series K064, Class A2
3.224%	03/25/27	1,842	1,979,594
Series K065, Class A2
3.243%	04/25/27	1,420	1,529,936
Series K066, Class A2
3.117%	06/25/27	1,523	1,629,067
Series K067, Class A2
3.194%	07/25/27	1,420	1,527,392
Series K068, Class A2
3.244%	08/25/27	1,880	2,028,243
Series K079, Class A1
3.729%	02/25/28	694	756,268
Series K734, Class A2
3.208%	02/25/26	994	1,055,772
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.478%(c)	09/15/31	1,700	1,694,119
GS Mortgage Securities Trust,
Series 2011-GC05, Class AS, 144A
5.209%(cc)	08/10/44	2,082	2,180,032
Series 2012-GC06, Class A3
3.482%	01/10/45	989	1,010,622
Series 2012-GC06, Class AS, 144A
4.948%	01/10/45	2,848	2,999,808
Series 2012-GCJ09, Class AS
3.124%	11/10/45	1,443	1,469,865
Series 2013-GC12, Class XA, IO
1.559%(cc)	06/10/46	2,290	97,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-GC13, Class AS, 144A
4.219%(cc)	07/10/46	2,990	$ 3,195,113
Series 2013-GC16, Class AS
4.649%	11/10/46	3,183	3,472,412
Series 2015-GC34, Class XA, IO
1.475%(cc)	10/10/48	4,057	248,188
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.118%(c)	10/15/31	859	858,746
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.929%(cc)	04/15/47	1,003	23,034
Series 2014-C22, Class A4
3.801%	09/15/47	1,170	1,251,845
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,490,122
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.050%(c)	09/15/29	950	950,055
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	3,428	3,564,524
Series 2013-C10, Class A5
3.143%	12/15/47	738	759,452
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,938,683
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	79,850
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.254%(cc)	10/15/48	4,656	231,831
Morgan Stanley Capital I Trust,
Series 2011-C03, Class AJ, 144A
5.292%(cc)	07/15/49	1,200	1,254,275
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.878%(c)	08/15/33	1,710	1,701,434
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.460%(cc)	11/15/34	1,148	1,152,310
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.178%(c)	03/15/36	754	754,253
Series 2019-RVP, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.578%(c)	03/15/36	700	701,309
Series 2019-RVP, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
4.128%(c)	03/15/36	200	200,624
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.214%(cc)	12/15/50	4,236	278,847
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	858,823

A24

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
2.829%(c)	04/10/46	1,178	$ 1,192,561
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.176%(cc)	11/15/48	4,258	217,567
Series 2018-C46, Class XA, IO
1.112%(cc)	08/15/51	2,853	169,194
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4
3.198%	03/15/48	1,254	1,293,380
Series 2013-C14, Class A3FL, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
2.745%(c)	06/15/46	1,187	1,187,820
Series 2014-C24, Class XA, IO
1.003%(cc)	11/15/47	2,559	85,569
Series 2014-LC14, Class XA, IO
1.396%(cc)	03/15/47	2,196	90,721

Total Commercial Mortgage-Backed Securities (cost $72,189,271)			74,227,845
Corporate Bonds — 8.6%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,053,930
3.800%	10/07/24	963	1,011,373
4.750%	10/07/44	458	537,040
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39	200	210,922
3.950%	08/01/59	500	549,265
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	217,583
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	1,070	1,213,627
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	125	134,219
			4,927,959
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	1,171	1,224,122
4.250%	08/09/42	200	193,582
4.800%	02/14/29	1,084	1,187,445
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47	900	862,732
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	400	410,424
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	1,000	$ 1,002,018
3.500%	07/26/26	300	299,992
3.750%	07/21/22	715	736,071
4.250%	07/21/25	500	523,749
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	100	109,363
4.375%	11/15/41	100	109,297
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	88	88,557
4.000%	06/12/22	945	984,473
4.450%	06/12/25	91	97,056
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	95,750
			7,924,631
Airlines — 0.1%
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,550	1,567,205
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	539	542,316
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,802	1,878,200
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	1,550	1,557,750
			5,545,471
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	1,010	1,010,781
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.681%	01/09/20	1,136	1,135,917
3.339%	03/28/22	675	675,888
4.140%	02/15/23	1,100	1,116,864
4.250%	09/20/22	1,200	1,228,579
5.875%	08/02/21	550	576,098
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	90,337
5.150%	04/01/38	600	605,789
5.200%	04/01/45	203	200,472
5.400%	04/01/48	385	385,652
6.750%	04/01/46	217	248,230
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	970	971,282
3.250%	01/05/23	1,000	1,010,663

A25

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.350%	04/09/25	1,100	$ 1,145,812
Sr. Unsec’d. Notes
4.150%	06/19/23	1,400	1,455,049
5.650%	01/17/29	200	220,389
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.000%	10/30/20	1,060	1,065,030
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	950	1,056,832
			14,199,664
Banks — 2.1%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	340	353,545
4.750%	10/12/23	500	528,745
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	900	955,507
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23	1,500	1,529,963
3.974%(ff)	02/07/30	1,200	1,311,377
4.125%	01/22/24	900	968,660
Sub. Notes
6.110%	01/29/37	1,468	1,922,709
7.750%	05/14/38	600	914,496
Sub. Notes, MTN
4.200%	08/26/24	2,078	2,228,851
4.450%	03/03/26	1,820	1,983,418
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23	500	523,528
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,131,242
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21	687	693,046
3.250%	01/12/21	1,040	1,047,534
3.684%	01/10/23	600	610,185
3.932%(ff)	05/07/25	720	744,174
5.250%	08/17/45	550	620,201
Sub. Notes
4.836%	05/09/28	487	508,834
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	2,725	2,761,752
3.500%	06/11/21	1,400	1,423,153
Capital One NA,
Sr. Unsec’d. Notes
2.150%	09/06/22	1,000	999,020
2.950%	07/23/21	1,070	1,083,989
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25	1,195	1,194,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24(a)	1,000	$ 1,059,540
Citibank NA,
Sr. Unsec’d. Notes
3.165%(ff)	02/19/22	1,000	1,013,148
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	914	917,797
2.700%	10/27/22(a)	500	507,405
2.750%	04/25/22	750	761,164
3.878%(ff)	01/24/39	200	218,556
8.125%	07/15/39	667	1,093,542
Sub. Notes
4.400%	06/10/25	1,235	1,329,341
4.600%	03/09/26(a)	420	458,887
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	10/30/20	771	772,653
2.650%	05/26/22	500	506,013
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	259,663
Sub. Notes
4.350%	08/01/25	565	604,351
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	528	566,798
Credit Suisse AG (Switzerland),
Sub. Notes, MTN
5.400%	01/14/20	500	504,423
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	910,071
4.207%(ff)	06/12/24	1,400	1,474,233
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,091,693
3.800%	09/15/22	470	488,743
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	1,036,746
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20	940	938,076
3.150%	01/22/21	1,200	1,199,166
Discover Bank,
Sr. Unsec’d. Notes
3.200%	08/09/21	500	507,553
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	2,200,070
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,335,570

A26

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	1,000	$ 1,010,870
3.200%	02/23/23	3,300	3,388,286
3.500%	11/16/26	1,100	1,142,734
3.750%	02/25/26	750	793,153
4.017%(ff)	10/31/38	450	484,546
4.411%(ff)	04/23/39	200	225,882
6.250%	02/01/41	691	954,087
Sub. Notes
6.750%	10/01/37	520	701,940
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	2,160	2,198,862
4.041%(ff)	03/13/28	454	482,126
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	693,737
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	204,506
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	700	705,787
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.207%(ff)	04/01/23	1,200	1,229,241
3.514%(ff)	06/18/22	1,200	1,227,074
3.797%(ff)	07/23/24	1,000	1,054,673
3.882%(ff)	07/24/38	1,400	1,546,795
4.625%	05/10/21	400	415,728
5.600%	07/15/41	125	169,727
Sub. Notes
3.875%	09/10/24	723	769,290
4.125%	12/15/26	710	774,705
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	952	953,839
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.500%	05/18/22	750	756,990
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21	725	731,979
2.998%	02/22/22	680	692,096
3.455%	03/02/23	1,000	1,035,900
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24	1,115	1,164,460
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	2,270	2,436,577
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	1,680	1,695,983
3.971%(ff)	07/22/38	500	548,566
6.375%	07/24/42	612	888,364
Sub. Notes, MTN
4.875%	11/01/22	430	461,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Regions Bank,
Sub. Notes
6.450%	06/26/37	559	$ 732,856
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	1,490	1,509,679
3.200%	02/08/21	633	640,812
3.800%	08/14/23(a)	892	940,181
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	1,723	1,811,966
Sub. Notes
5.125%	05/28/24(a)	720	767,583
6.000%	12/19/23	1,243	1,364,711
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23	250	255,823
3.500%	06/07/24	400	410,364
4.450%	12/03/21	1,000	1,044,466
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630	635,629
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,448	1,456,254
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.450%	12/01/20	1,000	1,003,423
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	600	615,903
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24	910	962,907
Sub. Notes, GMTN
4.300%	07/22/27	710	777,887
Sub. Notes, MTN
4.650%	11/04/44	500	577,736
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23	1,100	1,154,968
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34	964	1,006,394
			97,002,970
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.300%	02/01/23	1,178	1,222,982
4.700%	02/01/36	927	1,070,776
4.900%	02/01/46	827	991,681
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	500	546,098
4.600%	04/15/48	900	1,038,007
4.750%	04/15/58	1,300	1,522,702

A27

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
4.900%	01/23/31	400	$ 475,630
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	450	458,539
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	300	331,330
			7,657,745
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	200	226,017
4.663%	06/15/51	435	509,310
Celgene Corp.,
Sr. Unsec’d. Notes
3.900%	02/20/28	600	657,218
5.000%	08/15/45	800	1,003,127
			2,395,672
Building Materials — 0.0%
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	1,700	1,817,715
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23	1,000	1,026,799
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
5.869%(c)	06/15/22	150	149,651
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	425	443,598
4.800%	05/15/49	400	442,091
5.550%	11/30/48	200	242,607
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	550	627,668
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	300	327,989
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27(a)	1,000	1,030,090
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,900	1,941,248
5.625%	11/15/43	500	554,287
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26(a)	248	265,602
4.900%	06/01/43	400	439,239
5.000%	04/01/49	100	116,685
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47	400	448,248
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	35	$ 36,488
			8,092,290
Commercial Services — 0.0%
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	820	830,857
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	436	488,858
4.375%	05/13/45	533	645,247
4.650%	02/23/46	500	628,701
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	1,330	1,447,410
6.020%	06/15/26	500	562,290
8.350%	07/15/46	1,000	1,318,947
			5,091,453
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,450	1,478,670
3.500%	05/26/22	498	510,694
4.125%	07/03/23	1,144	1,199,914
4.875%	01/16/24	338	364,985
5.000%	10/01/21	720	757,012
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	07/01/22	800	803,259
3.375%	06/01/21	440	446,955
4.750%	03/01/20	500	504,797
Sr. Unsec’d. Notes, MTN
4.250%	02/01/24	910	963,570
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	05/01/22	373	378,036
3.950%	07/01/24	495	507,722
5.125%	10/01/23	125	132,625
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
3.500%	09/10/49	500	490,650
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	1,000	1,026,265
3.900%	01/29/24	1,000	1,056,503
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	2,000	2,173,033
5.200%	04/27/22	1,490	1,593,135
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,040	1,037,491
4.418%	11/15/35	2,025	2,119,200

A28

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	197	$ 212,972
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	396	399,332
3.750%	08/15/21	745	762,368
4.250%	08/15/24	750	790,561
4.375%	03/19/24	2,057	2,182,740
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.000%	06/01/21	641	641,291
Western Union Co. (The),
Sr. Unsec’d. Notes
4.250%	06/09/23	1,200	1,261,388
			23,795,168
Electric — 0.6%
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	400	478,887
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20	710	710,524
3.250%	04/15/28	1,000	1,053,204
5.150%	11/15/43	300	379,401
6.125%	04/01/36	658	911,379
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.743%	05/01/26(a)	778	801,483
Sr. Unsec’d. Notes, 144A
3.375%	09/15/29	200	200,193
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	446,336
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,356,412
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	500	593,027
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21	1,200	1,207,336
3.071%	08/15/24	350	358,525
Jr. Sub. Notes, Series 06-A, 3 Month LIBOR + 2.825%
4.929%(c)	06/30/66	1,000	950,000
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	817,337
3.750%	09/01/46	500	514,778
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	377	471,708
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	500	510,207
6.400%	09/15/20	2,246	2,324,796
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	$ 495,000
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	305,786
3.550%	06/15/26	400	419,100
4.750%	06/15/46	410	474,532
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,100	1,128,251
Sr. Unsec’d. Notes
3.950%	06/15/25	473	506,456
5.100%	06/15/45	500	619,211
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	978,608
3.700%	09/01/24	643	665,822
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,039,908
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46(a)	600	622,479
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,023,548
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38	1,200	1,234,197
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	270,660
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	561,627
4.350%	05/15/44	200	233,351
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	500	570,266
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
4.271%(c)	05/15/67	1,300	1,093,625
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	632,870
			26,960,830
Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.200%	04/01/24	482	496,988
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	1,057	1,058,563
			1,555,551

A29

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.0%
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	100	$ 104,250
Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21	450	464,425
4.600%	11/01/25(a)	650	714,816
5.300%	11/01/38	500	577,523
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30	450	454,202
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	400	485,963
			2,696,929
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
2.650%	11/17/22	1,000	1,011,910
2.950%	09/01/29	500	502,709
3.950%	03/30/48	500	529,001
4.375%	05/15/47	400	447,807
4.800%	02/15/44	223	259,884
5.250%	02/15/43	250	304,727
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	825	931,138
			3,987,176
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	315	385,156
Alcon Finance Corp.,
Gtd. Notes, 144A
2.750%	09/23/26	2,000	2,016,435
3.000%	09/23/29	800	808,995
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	418	436,011
4.685%	12/15/44	112	130,026
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	100	110,531
4.550%	03/01/39	700	826,010
4.700%	03/01/49	300	365,834
7.000%	11/15/35	300	421,597
			5,500,595
Healthcare-Services — 0.1%
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	580,202
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	400	$ 471,557
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)	400	419,474
5.125%	06/15/39	800	872,544
5.250%	06/15/49	820	894,491
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48	334	391,127
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48	340	376,055
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	500	537,613
4.200%	01/15/47	200	227,264
4.450%	12/15/48	800	946,039
4.625%	07/15/35	480	580,076
			6,296,442
Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20	1,200	1,203,552
Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	1,700	1,846,931
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	600	641,676
Sr. Unsec’d. Notes
4.200%	04/01/28	2,000	2,181,797
4.800%	07/10/45	500	581,347
6.400%	12/15/20	190	199,657
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	902,933
4.450%	05/24/43	500	544,536
4.750%	05/15/45	300	352,356
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,705,094
5.000%	04/20/48	900	970,121
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77	550	695,814
4.875%	06/19/64	150	190,081
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	555,098
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	669	694,278

A30

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.875%	03/15/24	900	$ 958,423
4.375%	03/15/29(a)	200	226,199
4.800%	07/15/21	1,609	1,671,086
4.900%	03/15/49	269	336,976
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	400	447,202
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.650%	04/08/22	990	1,003,691
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,487,694
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59	500	511,310
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	528,965
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	520	625,329
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	1,222	1,316,095
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	567,005
4.900%	09/15/44	935	1,162,371
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	400	422,589
5.750%	08/15/42	1,000	1,174,711
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	500	524,005
4.700%(ff)	01/23/48(a)	450	422,211
4.800%	06/15/46	200	230,529
5.700%	07/15/43	350	448,074
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28	1,000	1,108,379
			27,234,563
Internet — 0.0%
Expedia Group, Inc.,
Gtd. Notes, 144A
3.250%	02/15/30	450	448,717
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.575%	04/11/26	200	208,682
4.525%	04/11/49	145	172,416
			829,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	$ 746,637
Machinery-Diversified — 0.0%
Deere & Co.,
Sr. Unsec’d. Notes
2.875%	09/07/49	1,000	980,197
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	400	400,971
3.000%	12/15/20	520	524,590
			1,905,758
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	1,400	1,473,949
4.908%	07/23/25	720	789,808
5.375%	05/01/47	1,060	1,154,941
6.484%	10/23/45	400	486,731
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	1,600	1,741,536
4.500%	01/15/43	1,168	1,367,295
4.600%	10/15/38	1,000	1,194,600
4.950%	10/15/58	1,080	1,372,633
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	43	45,721
4.709%	01/25/29	48	54,828
5.476%	01/25/39	134	164,241
5.576%	01/25/49	89	112,625
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	334,576
5.875%	11/15/40	900	1,006,545
6.550%	05/01/37	200	240,102
7.300%	07/01/38	150	189,704
Walt Disney Co. (The),
Gtd. Notes, 144A
4.750%	09/15/44	500	647,746
			12,377,581
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(ff)	10/19/75	387	452,306
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	869,375
			1,321,681
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	193,681

A31

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	$ 171,328
4.650%	11/01/44	395	449,736
			814,745
Oil & Gas — 0.4%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	02/01/25	1,009	1,063,461
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	300	355,966
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	1,000	1,031,360
4.250%	04/15/27(a)	250	259,920
5.400%	06/15/47	400	450,331
5.700%	10/15/19	133	133,607
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	250	361,577
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	315	429,383
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	75	69,563
9.250%	03/31/22	50	43,750
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47	240	258,000
Encana Corp. (Canada),
Gtd. Notes
7.200%	11/01/31	200	254,593
7.375%	11/01/31	410	517,778
8.125%	09/15/30	600	776,909
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20	1,031	1,029,363
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	700	805,325
7.300%	08/15/31	200	251,665
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	300	373,401
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	150	163,628
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22	355	358,303
2.900%	08/15/24	1,000	1,007,484
3.200%	08/15/26	158	159,415
3.500%	08/15/29	498	505,072
4.300%	08/15/39	72	74,046
4.400%	08/15/49	72	74,009
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.850%	03/15/21	1,340	$ 1,385,734
6.600%	03/15/46	550	717,435
7.500%	05/01/31	167	218,718
7.875%	09/15/31	400	540,220
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	1,200	1,309,800
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	600	573,378
Gtd. Notes, 144A
6.490%	01/23/27	970	1,011,807
7.690%	01/23/50	363	378,428
Gtd. Notes, MTN
6.750%	09/21/47(a)	400	383,920
6.875%	08/04/26	385	413,875
Phillips 66,
Gtd. Notes
4.875%	11/15/44	241	286,302
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	250	344,257
6.850%	06/01/39	500	720,847
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	30	31,200
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	100	95,462
			19,219,292
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	200	202,596
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
5.803%(c)	07/15/21	125	125,156
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	35	36,792
			364,544
Pharmaceuticals — 0.5%
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	881	935,233
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	55	61,738
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	301	321,575
4.400%	07/15/44	100	100,902
4.875%	06/25/48	600	662,784

A32

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	1,210	$ 1,247,441
3.200%	06/15/26	1,640	1,720,549
4.125%	06/15/39	680	770,591
4.250%	10/26/49	430	499,284
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	1,415	1,481,755
4.375%	10/15/28	1,266	1,383,328
4.900%	12/15/48	300	343,223
Gtd. Notes, 144A
4.125%	11/15/25	107	114,885
4.800%	08/15/38	1,011	1,133,078
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	675	674,320
4.100%	03/25/25	1,671	1,785,405
4.300%	03/25/28(a)	1,130	1,221,909
4.780%	03/25/38	1,517	1,661,393
4.875%	07/20/35	900	1,002,577
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
3.912%	08/27/21	541	554,062
4.272%	08/28/23	372	390,518
4.900%	08/28/28	662	722,678
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	658	691,513
4.800%	07/15/46	500	559,731
Mylan NV,
Gtd. Notes
5.250%	06/15/46	500	532,755
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28(a)	2,557	2,713,945
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	363	364,686
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	1,146	1,151,309
2.875%	09/23/23	275	280,349
			25,083,516
Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	840	851,658
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21	216	221,400
5.350%	03/15/20	1,435	1,445,763
5.850%(ff)	05/21/43	594	539,530
Enbridge, Inc. (Canada),
Gtd. Notes
3.500%	06/10/24	300	313,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.250%	12/01/26	167	$ 182,680
5.500%	12/01/46(a)	550	697,100
Energy Transfer Operating LP,
Gtd. Notes
3.600%	02/01/23	1,100	1,129,960
4.200%	09/15/23	885	930,071
4.500%	04/15/24	282	300,595
6.000%	06/15/48	228	269,370
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	325	381,945
5.100%	02/15/45	800	941,860
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	500	538,291
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	950	982,913
6.500%	09/01/39	200	253,043
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	400	443,626
5.200%	03/01/48	300	345,700
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23(a)	1,560	1,601,402
4.000%	02/15/25	220	232,446
4.500%	07/15/23	500	532,645
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	430	430,043
3.650%	06/01/22	2,303	2,362,135
3.850%	10/15/23	1,223	1,266,758
4.650%	10/15/25	450	481,017
4.900%	02/15/45	300	301,890
5.150%	06/01/42	392	398,089
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	981,726
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	612	633,400
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	1,317	1,436,988
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	350	397,650
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	317	320,830
5.375%	06/01/21(a)	1,245	1,280,336
5.450%	04/01/44	1,000	886,687
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	710	754,682
4.550%	06/24/24	740	796,467

A33

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.100%	09/15/45	500	$ 550,473
5.400%	03/04/44	400	448,206
5.750%	06/24/44	400	461,599
			27,324,286
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.000%	02/01/50	100	108,945
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25	500	518,621
3.850%	02/01/23	1,190	1,248,893
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	1,342	1,399,084
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	742,458
3.875%	08/15/22	1,537	1,597,420
4.125%	06/15/26(a)	502	532,413
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21	710	717,992
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	715	746,433
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	800,227
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27	435	455,680
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	720,175
3.300%	02/01/25	1,508	1,555,248
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	535,723
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	940	1,012,033
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,496,924
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	434	457,392
4.500%	01/15/25	490	516,493
4.950%	04/01/24	410	439,486
5.250%	01/15/26	1,085	1,189,002
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	1,479	1,480,899
3.156%	10/10/45	780	780,837
3.168%	04/09/47	990	999,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29	350	$ 342,427
3.250%	09/13/49	400	390,795
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	500,245
4.250%	02/01/26(a)	450	475,263
4.625%	07/15/22	194	202,779
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	700	715,323
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	1,896	1,909,500
3.500%	04/15/24	960	1,005,502
4.000%	03/01/28	628	673,557
4.875%	04/15/49	600	714,875
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20(a)	710	705,910
Welltower, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24	1,751	1,838,382
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	333	352,473
4.600%	04/01/24	1,383	1,479,379
			31,358,399
Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	1,175	1,220,001
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	2,230	2,362,849
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	125	122,031
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.500%	12/06/48	500	624,489
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	425	454,422
4.375%	09/15/45	500	552,478
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20	639	644,081
3.625%	09/01/49	500	505,403
4.700%	12/09/35	365	433,662
4.875%	12/09/45	623	753,308
6.300%	03/01/38	188	256,961
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.350%	06/01/28	500	558,747

A34

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	50	$ 51,375
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48	400	465,041
			9,004,848
Semiconductors — 0.1%
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	533	544,394
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	1,935	1,990,897
			2,535,291
Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	570	599,707
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	300	347,640
5.375%	07/15/40	215	279,593
			1,226,940
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	420	423,499
3.000%	06/30/22	309	315,404
3.400%	05/15/25	720	751,208
4.500%	05/15/35	300	329,157
5.150%	03/15/42	250	286,470
5.150%	02/15/50	600	703,103
5.550%	08/15/41	1,808	2,161,238
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	65	66,869
6.000%	03/01/26	65	67,262
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	145	153,120
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22	1,750	1,800,442
4.522%	09/15/48	225	266,034
4.862%	08/21/46	2,340	2,858,038
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25(a)	450	485,886
4.375%	05/30/28	500	552,252
5.250%	05/30/48	500	579,567
			11,799,549
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	$ 460,197
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	200	213,727
4.500%	03/15/49	100	117,580
4.650%	03/01/68	400	459,677
			1,251,181

Total Corporate Bonds (cost $379,914,534)			401,985,546
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	785,550
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	771,135
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	630,590
			1,401,725
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	267,638

Total Municipal Bonds (cost $2,267,525)			2,454,913
Residential Mortgage-Backed Securities — 1.1%
Banc of America Funding Corp.,
Series 2015-R03, Class 10A1, 144A, 1 Month LIBOR + 0.140%
2.285%(c)	06/27/36	611	606,713
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	160	160,594
Series 2010-RR11, Class 6A1, 144A
3.874%(cc)	03/27/36	10	9,924
Series 2012-RR05, Class 8A5, 144A
2.372%(cc)	07/26/36	91	89,585
Citigroup Mortgage Loan Trust,
Series 2009-05, Class 5A1, 144A
4.775%(cc)	01/25/37	59	59,531
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	1,010	1,023,346
Credit Suisse Mortgage Trust,
Series 2010-09R, Class 2A5, 144A
4.000%(cc)	02/27/38	207	210,369
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
2.845%(c)	05/27/37	178	175,575

A35

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
2.506%(c)	05/27/37	793	$ 767,228
Fannie Mae REMICS,
Series 2005-047, Class SW, 1 Month LIBOR x (1.000) + 6.720% (Cap 6.720%, Floor 0.000%)
4.702%(c)	06/25/35	1,663	298,176
Series 2005-079, Class ZC
5.900%	09/25/35	78	88,741
Series 2006-116, Class SG, 1 Month LIBOR x (1.000) + 6.640% (Cap 6.640%, Floor 0.000%)
4.622%(c)	12/25/36	1,389	244,243
Series 2007-040, Class SE, 1 Month LIBOR x (1.000) + 6.440% (Cap 6.440%, Floor 0.000%)
4.422%(c)	05/25/37	818	175,430
Series 2010-095, Class ZC
5.000%	09/25/40	820	913,652
Series 2010-135, Class ZA
4.500%	12/25/40	215	230,136
Series 2010-150, Class ZC
4.750%	01/25/41	387	437,522
Series 2011-004, Class PZ
5.000%	02/25/41	173	189,365
Series 2012-009, Class SH, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
4.532%(c)	06/25/41	136	13,808
Series 2012-014, Class JS, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
4.632%(c)	12/25/30	107	10,685
Series 2012-067, Class AI
4.500%	07/25/27	451	34,597
Series 2012-100, Class WI
3.000%	09/25/27	298	20,232
Series 2012-149, Class DA
1.750%	01/25/43	332	328,924
Series 2012-149, Class GA
1.750%	06/25/42	348	341,165
Series 2013-051, Class GI
3.000%	10/25/32	268	21,436
Series 2013-133, Class IB
3.000%	04/25/32	210	11,427
Series 2013-134, Class SA, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
4.032%(c)	01/25/44	75	10,171
Series 2015-028, Class JE
3.000%	05/25/45	858	884,678
Series 2015-028, Class P
2.500%	05/25/45	1,254	1,268,675
Series 2015-042, Class IL
6.000%	06/25/45	459	87,938
Series 2015-070, Class JC
3.000%	10/25/45	665	686,482
Series 2016-019, Class AH
3.000%	04/25/46	968	998,632
Series 2017-030, Class AI
5.500%	05/25/47	262	43,692
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-014, Class DA
4.000%	03/25/48	1,090	$ 1,144,176
Series 2019-33, Class N
3.000%	03/25/48	4,739	4,843,824
FirstKey Mortgage Trust,
Series 2015-01, Class A9, 144A
3.000%(cc)	03/25/45	534	533,397
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	224	256,552
Series 2935, Class ZK
5.500%	02/15/35	405	446,149
Series 2996, Class ZD
5.500%	06/15/35	159	179,860
Series 3115, Class SM, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
4.573%(c)	02/15/36	1,158	174,531
Series 3237, Class C
5.500%	11/15/36	232	256,245
Series 3871, Class KB
5.500%	06/15/41	316	357,477
Series 3955, Class YI
3.000%	11/15/21	83	2,003
Series 4055, Class BI
3.500%	05/15/31	189	10,970
Series 4135, Class AB
1.750%	06/15/42	260	256,734
Series 4149, Class IO
3.000%	01/15/33	124	14,369
Series 4314, Class AI
5.000%	03/15/34	59	4,676
Series 4386, Class AZ
4.500%	11/15/40	776	855,587
Series 4427, Class LI
3.500%	02/15/34	340	25,948
Series 4471, Class PA
4.000%	12/15/40	672	698,172
Series 4683, Class LM
3.000%	05/15/47	402	411,660
Series 4872, Class AB
4.000%	08/15/47	2,098	2,216,232
Series 4873, Class CA
4.000%	07/15/47	2,088	2,214,757
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	1,417	1,415,374
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,196	1,266,512
Series 2010-158, Class MS, 1 Month LIBOR x (2.000) + 10.000% (Cap 10.000%, Floor 0.000%)
5.912%(c)	12/20/40	287	333,856
Series 2010-160, Class DY
4.000%	12/20/40	721	785,409
Series 2010-170, Class B
4.000%	12/20/40	162	173,295

A36

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2011-94, Class SA, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.056%(c)	07/20/41	92	$ 17,336
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.879%(c)	05/20/61	10	9,684
Series 2013-124, Class ES, 1 Month LIBOR x (1.333) + 8.667% (Cap 8.667%, Floor 0.000%)
5.941%(c)	04/20/39	134	135,439
Series 2013-124, Class ST, 1 Month LIBOR x (1.333) + 8.800% (Cap 8.800%, Floor 0.000%)
6.074%(c)	08/20/39	466	472,468
Series 2013-149, Class MA
2.500%	05/20/40	839	853,760
Series 2014-02, Class BA
3.000%	01/20/44	186	196,413
Series 2014-25, Class HC
3.000%	02/20/44	129	135,716
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
2.509%(c)	05/20/63	50	50,311
Series 2015-H13, Class HA
2.500%	08/20/64	975	974,676
Series 2015-H17, Class HA
2.500%	05/20/65	881	880,026
Series 2016-69, Class WA
3.000%	02/20/46	202	205,922
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.629%(c)	12/20/62	71	71,293
Series 2017-134, Class BA
2.500%	11/20/46	354	358,196
Series 2017-139, Class BA
3.000%	09/20/47	798	805,129
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350% (Cap 15.000%, Floor 0.350%)
2.290%(c)	08/20/66	1,508	1,503,869
Holmes Master Issuer PLC (United Kingdom),
Series 2018-02A, Class A2, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)
2.723%(c)	10/15/54	1,868	1,867,401
JPMorgan Resecuritization Trust,
Series 2012-02, Class 6A1, 144A, 1 Month LIBOR + 0.210% (Cap 11.500%, Floor 0.210%)
2.378%(c)	06/21/36	115	114,347
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%(cc)	12/22/69	1,218	1,224,163
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	694	717,344
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	2,377	2,377,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%	08/25/57	765	$ 800,079
Series 2018-03, Class MA
3.500%	08/25/57	2,602	2,711,931
Series 2019-02, Class MA
3.500%	08/25/58	2,295	2,399,822
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.320%)
2.658%(c)	09/25/43	689	697,141
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
4.968%(cc)	06/25/35	711	741,936
WinWater Mortgage Loan Trust,
Series 2015-01, Class A9, 144A
2.500%(cc)	01/20/45	141	141,098

Total Residential Mortgage-Backed Securities (cost $49,258,372)			49,783,695
Sovereign Bonds — 0.1%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	913,901
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46	695	739,459
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,582,344
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	916,475
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.375%	03/14/24	400	418,500

Total Sovereign Bonds (cost $4,446,577)			4,570,679
U.S. Government Agency Obligations — 6.8%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	1,125	1,142,323
2.500%	06/01/31	118	495
2.500%	08/01/32	44	44,379
2.500%	11/01/32	61	62,129
2.500%	12/01/32	854	862,641
2.500%	01/01/33	40	40,112
2.500%	03/01/33	470	474,986
2.500%	04/01/33	179	181,247
2.500%	05/01/33	50	50,022
2.500%	05/01/34	232	233,771
3.000%	12/01/32	150	154,036
3.000%	04/01/33	455	466,478
3.000%	06/01/33	166	169,905
3.000%	08/01/33	710	726,772
3.000%	09/01/33	687	703,423

A37

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/33	1,984	$ 2,046,164
3.000%	04/01/34	282	290,442
3.000%	03/01/45	2,582	2,646,735
3.000%	04/01/45	44	44,980
3.000%	04/01/45	49	50,075
3.000%	04/01/45	3,296	3,377,949
3.000%	06/01/45	1,195	1,226,627
3.000%	07/01/45	998	1,022,299
3.000%	04/01/46	118	120,713
3.000%	04/01/46	122	125,141
3.000%	05/01/46	226	231,766
3.000%	05/01/46	1,665	1,709,596
3.000%	06/01/46	1,653	1,697,307
3.000%	09/01/49	500	507,573
3.500%	11/01/25	98	100,983
3.500%	03/01/32	2,301	2,394,468
3.500%	07/01/32	510	530,563
3.500%	07/01/32	608	633,345
3.500%	02/01/34	514	539,328
3.500%	02/01/34	1,449	1,507,896
3.500%	08/01/44	34	35,368
3.500%	06/01/45	396	413,052
3.500%	10/01/45	479	501,342
3.500%	12/01/45	459	479,993
3.500%	04/01/46	1,009	1,053,065
3.500%	04/01/46	2,454	2,569,795
3.500%	05/01/46	479	501,314
3.500%	05/01/46	2,328	2,451,980
3.500%	11/01/46	233	241,990
3.500%	12/01/46	70	72,634
3.500%	01/01/48	233	246,039
3.500%	02/01/48	693	728,354
3.500%	03/01/48	171	178,101
3.500%	03/01/48	1,321	1,382,790
3.500%	04/01/48	323	340,206
3.500%	03/01/49	1,450	1,490,919
3.500%	04/01/49	2,075	2,129,981
3.500%	05/01/49	1,568	1,632,248
3.500%	05/01/49	2,000	2,053,801
3.500%	06/01/49	313	328,751
4.000%	01/01/36	1,708	1,809,494
4.000%	02/01/42	840	897,826
4.000%	07/01/42	1,653	1,766,707
4.000%	09/01/42	136	145,063
4.000%	11/01/42	1,051	1,123,622
4.000%	09/01/43	601	642,153
4.000%	02/01/45	310	327,863
4.000%	05/01/45	128	136,820
4.000%	04/01/46	13	13,738
4.000%	04/01/46	42	44,254
4.000%	04/01/46	586	616,411
4.000%	10/01/47	13	13,774
4.000%	04/01/48	152	157,895
4.000%	06/01/48	651	689,603
4.000%	04/01/49	100	103,836
4.000%	04/01/49	200	207,340
4.500%	05/01/39	184	199,005
4.500%	09/01/39	46	50,320
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/39	274	$ 296,620
4.500%	10/01/39	1,308	1,418,310
4.500%	08/01/40	164	178,122
4.500%	11/01/40	256	277,459
4.500%	01/01/41	239	258,970
4.500%	03/01/41	71	77,153
4.500%	04/01/41	119	128,545
4.500%	01/01/42	99	107,538
4.500%	11/01/48	179	189,624
4.500%	11/01/48	234	246,223
4.500%	12/01/48	244	256,865
4.500%	12/01/48	2,518	2,685,171
5.000%	02/01/49	512	548,208
6.250%	07/15/32	48	70,856
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.295%, Floor 1.750%)
4.406%(c)	07/01/41	410	427,905
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.396%, Floor 1.750%)
4.642%(c)	12/01/40	239	249,125
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.883% (Cap 7.461%, Floor 1.883%)
4.502%(c)	10/01/42	75	78,939
Federal National Mortgage Assoc.
1.250%	08/17/21	135	133,989
1.375%	10/07/21	540	536,940
1.500%	11/30/20	445	443,426
1.750%	07/02/24	11,161	11,224,641
1.875%	09/24/26	132	133,639
2.125%	04/24/26	422	434,028
2.500%	TBA(tt)	4,725	4,765,144
2.500%	12/01/27	23	23,393
2.500%	05/01/31	154	156,253
2.500%	08/01/31	422	1,196
2.500%	09/01/31	495	499,740
2.500%	10/01/31	2,838	163,285
2.500%	11/01/31	128	128,856
2.500%	09/01/32	1,288	1,305,136
2.500%	01/01/33	442	443,412
2.500%	01/01/33	525	526,211
2.500%	01/01/33	627	628,853
2.500%	01/01/33	641	642,447
2.500%	04/01/37	4,016	4,034,122
2.500%	10/01/37	430	431,427
2.500%	10/25/39	2,380	2,401,755
2.875%	09/12/23	427	447,494
3.000%	TBA(tt)	400	406,000
3.000%	TBA(tt)	12,375	12,560,625
3.000%	08/01/27	34	34,837
3.000%	08/01/27	35	35,610
3.000%	10/01/27	114	116,786
3.000%	11/01/27	40	40,639
3.000%	12/01/27	58	59,802
3.000%	01/01/28	56	56,994
3.000%	02/01/28	51	52,376
3.000%	03/01/28	52	53,377
3.000%	04/01/28	51	52,434
3.000%	05/01/28	58	59,281

A38

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/28	57	$ 58,647
3.000%	07/01/28	53	54,551
3.000%	08/01/28	59	60,069
3.000%	09/01/28	60	61,790
3.000%	01/01/29	59	60,273
3.000%	03/01/29	59	60,022
3.000%	03/01/30	2,720	2,782,116
3.000%	08/01/32	22	23,096
3.000%	09/01/32	3,146	3,230,246
3.000%	12/01/32	355	365,352
3.000%	12/01/32	8,044	8,255,275
3.000%	02/01/33	525	538,438
3.000%	03/01/33	128	131,490
3.000%	03/01/33	677	694,135
3.000%	05/01/33	483	494,022
3.000%	06/01/33	2,320	2,382,927
3.000%	11/01/33	2,596	2,671,400
3.000%	08/01/34	1,657	1,694,551
3.000%	10/01/42	368	380,001
3.000%	12/01/42	457	471,028
3.000%	01/01/43	388	400,261
3.000%	07/01/43	250	257,191
3.000%	12/01/46	2,423	2,481,547
3.000%	01/01/47	3,136	3,208,978
3.000%	09/01/49	5,999	6,090,871
3.500%	TBA(tt)	2,850	2,923,254
3.500%	TBA(tt)	6,800	6,974,781
3.500%	04/01/26	910	940,834
3.500%	07/01/26	5	4,797
3.500%	10/01/30	181	187,550
3.500%	07/01/32	145	150,876
3.500%	07/01/32	1,418	1,474,961
3.500%	03/01/34	369	381,266
3.500%	10/01/45	72	74,793
3.500%	07/01/46	1,393	1,451,460
3.500%	08/01/46	103	107,406
3.500%	12/01/46	42	43,683
3.500%	12/01/46	48	50,787
3.500%	12/01/46	77	79,889
3.500%	05/01/47	119	123,811
3.500%	05/01/47	173	182,807
3.500%	08/01/47	229	241,467
3.500%	11/01/47	475	502,580
3.500%	12/01/47	150	156,481
3.500%	12/01/47	770	810,675
3.500%	12/01/47	1,152	1,203,012
3.500%	12/01/47	2,328	2,430,777
3.500%	01/01/48	1,419	1,484,489
3.500%	02/01/48	178	185,997
3.500%	02/01/48	1,072	1,125,124
3.500%	02/01/48	2,435	2,513,931
3.500%	03/01/48	330	348,146
3.500%	03/01/48	560	578,012
3.500%	04/01/48	120	126,848
3.500%	05/01/48	95	100,939
3.500%	05/01/48	220	231,617
3.500%	08/01/48	437	457,960
3.500%	04/01/49	2,607	2,677,677
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/49	3,789	$ 3,929,804
4.000%	11/01/31	96	102,134
4.000%	11/01/40	147	157,502
4.000%	10/01/43	318	339,375
4.000%	12/01/45	424	449,294
4.000%	02/01/46	36	37,938
4.000%	03/01/46	1,376	1,456,739
4.000%	03/01/46(k)	1,455	1,552,768
4.000%	05/01/46	22	24,020
4.000%	05/01/46	216	230,551
4.000%	06/01/46	17	18,340
4.000%	07/01/46	25	26,754
4.000%	07/01/46	207	220,541
4.000%	08/01/46	219	233,738
4.000%	09/01/46	222	236,542
4.000%	10/01/46	192	204,550
4.000%	05/01/47	130	136,947
4.000%	06/01/47	17	18,068
4.000%	07/01/47	65	68,307
4.000%	08/01/47	44	46,374
4.000%	09/01/47	22	22,630
4.000%	12/01/47	22	23,281
4.000%	12/01/47	23	23,814
4.000%	12/01/47	285	297,847
4.000%	02/01/48	21	22,595
4.000%	03/01/48	20	21,046
4.000%	03/01/48	24	25,743
4.000%	04/01/48	19	20,399
4.000%	04/01/48	21	21,905
4.000%	04/01/48	22	23,262
4.000%	04/01/48	22	23,283
4.000%	04/01/48	22	23,446
4.000%	04/01/48	121	127,726
4.000%	04/01/48	1,995	2,097,751
4.000%	05/01/48	24	25,691
4.000%	05/01/48	60	63,101
4.000%	07/01/48	642	667,949
4.000%	07/01/48	3,998	4,163,952
4.000%	08/01/48	1,034	1,075,983
4.000%	09/01/48	2,207	2,295,710
4.000%	09/01/48	7,343	7,639,938
4.000%	10/01/48	541	562,800
4.000%	12/01/48	1,385	1,439,245
4.500%	11/01/39	174	187,899
4.500%	12/01/40	154	166,908
4.500%	02/01/41	216	233,851
4.500%	04/01/44	9	9,261
4.500%	08/01/44	57	60,759
4.500%	10/01/44	192	207,479
4.500%	10/01/45	212	229,207
4.500%	02/01/46	245	265,253
4.500%	06/01/46	103	109,464
4.500%	10/01/46	53	57,323
4.500%	11/01/46	58	62,511
4.500%	12/01/46	114	121,700
4.500%	01/01/47	72	77,420
4.500%	01/01/47	92	97,647
4.500%	02/01/47	81	86,278

A39

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/47	776	$ 834,226
4.500%	10/01/48	161	169,049
4.500%	12/01/48	225	236,763
4.500%	06/01/49	1,948	2,056,847
5.000%	06/01/39	265	291,605
5.000%	03/01/44	129	142,177
5.000%	07/01/48	93	99,802
5.000%	08/01/48	128	137,452
5.000%	09/01/48	21	22,797
5.000%	11/01/48	798	853,336
5.000%	12/01/48	87	93,514
5.000%	01/01/49	70	75,039
5.000%	03/01/49	66	70,507
5.248%	08/01/41	170	187,806
5.500%	04/01/39	559	630,516
5.500%	09/01/39	59	66,201
5.625%	07/15/37	299	442,398
6.500%	10/01/37	650	747,605
6.534%	02/01/39	156	168,802
6.625%	11/15/30	150	219,670
7.250%	05/15/30	82	123,633
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.705%, Floor 1.800%)
4.786%(c)	01/01/42	120	124,872
Federal National Mortgage Assoc., 12 Month LIBOR + 1.806% (Cap 8.533%, Floor 1.806%)
4.531%(c)	12/01/40	254	266,935
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.713%, Floor 1.818%)
4.932%(c)	02/01/42	71	73,981
Government National Mortgage Assoc.
3.000%	TBA(tt)	400	410,125
3.000%	TBA(tt)	600	615,680
3.000%	TBA(tt)	7,900	8,099,969
3.000%	TBA(tt)	10,575	10,851,354
3.000%	06/20/42	363	375,789
3.000%	01/20/43	450	465,303
3.000%	01/15/45	32	33,323
3.000%	01/15/45	34	34,978
3.000%	01/15/45	59	60,788
3.000%	01/15/45	60	61,288
3.000%	01/15/45	90	91,973
3.000%	02/15/45	46	46,842
3.000%	02/15/45	123	126,736
3.000%	02/15/45	215	220,579
3.000%	03/15/45	46	47,432
3.000%	03/15/45	57	58,350
3.000%	03/15/45	57	58,895
3.000%	03/15/45	88	90,134
3.000%	03/15/45	98	100,590
3.000%	03/15/45	114	117,239
3.000%	03/15/45	132	135,575
3.000%	03/15/45	169	173,489
3.000%	03/15/45	177	181,571
3.000%	03/15/45	220	225,735
3.000%	03/15/45	328	337,148
3.000%	03/15/45	348	357,006
3.000%	03/15/45	484	496,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/15/45	143	$ 146,713
3.000%	06/15/45	34	35,371
3.000%	06/15/45	43	44,159
3.000%	06/15/45	202	207,700
3.000%	07/15/45	58	59,892
3.000%	07/15/45	62	63,504
3.000%	07/15/45	63	65,225
3.000%	07/15/45	76	78,659
3.000%	07/15/45	78	79,811
3.000%	07/15/45	82	83,800
3.000%	07/15/45	118	120,840
3.000%	07/15/45	129	132,732
3.000%	07/15/45	166	170,744
3.000%	07/15/45	186	191,044
3.000%	07/15/45	365	374,734
3.000%	04/20/46	98	100,775
3.000%	06/20/46	106	109,527
3.000%	07/20/46	109	112,379
3.000%	09/20/46	59	61,403
3.000%	01/20/48	1,182	1,214,313
3.000%	02/20/48	1,283	1,318,531
3.000%	06/20/49	1,083	1,112,641
3.500%	TBA(tt)	3,075	3,185,568
3.500%	TBA(tt)	3,500	3,625,850
3.500%	TBA(tt)	11,450	11,855,894
3.500%	09/20/40	9	9,160
3.500%	12/20/40	6	6,090
3.500%	11/20/41	3,501	3,718,430
3.500%	12/20/41	6	6,823
3.500%	04/20/42	128	135,667
3.500%	06/20/42	28	29,803
3.500%	08/20/42	33	35,343
3.500%	08/20/42	2,775	2,946,532
3.500%	09/20/42	239	254,364
3.500%	10/20/42	209	222,251
3.500%	12/20/42	8	8,548
3.500%	01/20/43	8	8,631
3.500%	01/20/43	50	52,113
3.500%	02/20/43	8	8,372
3.500%	05/20/43	16	16,957
3.500%	05/20/43	808	858,370
3.500%	06/20/43	110	117,129
3.500%	08/20/43	8	8,985
3.500%	09/20/43	9	9,326
3.500%	10/20/43	9	9,287
3.500%	12/20/43	8	8,093
3.500%	01/20/44	16	16,603
3.500%	03/20/44	8	8,414
3.500%	09/20/45	253	264,710
3.500%	02/20/46	559	584,409
3.500%	04/20/46	30	31,426
3.500%	05/20/46	19	20,243
3.500%	05/20/46	24	25,455
3.500%	05/20/46	33	34,692
3.500%	05/20/46	33	35,196
3.500%	05/20/46	37	39,198
3.500%	05/20/46	49	51,568
3.500%	05/20/46	265	278,307

A40

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/46	343	$ 359,937
3.500%	05/20/46	343	360,477
3.500%	05/20/46	511	536,376
3.500%	05/20/46	1,586	1,656,035
3.500%	06/20/46	26	27,134
3.500%	06/20/46	30	31,372
3.500%	06/20/46	33	34,895
3.500%	06/20/46	37	38,370
3.500%	06/20/46	113	118,493
3.500%	06/20/46	318	334,607
3.500%	06/20/46	408	428,665
3.500%	06/20/46	1,336	1,403,552
3.500%	07/20/46	2,310	2,434,848
3.500%	09/20/46	2,103	2,191,999
3.500%	02/20/47	265	275,841
3.500%	09/20/48	1,395	1,446,259
3.500%	10/20/48	1,656	1,716,614
4.000%	TBA(tt)	3,800	3,951,777
4.000%	10/20/40	129	136,942
4.000%	11/20/40	1,468	1,563,851
4.000%	01/20/41	1,332	1,419,461
4.000%	02/20/41	25	26,461
4.000%	03/20/41	537	572,185
4.000%	10/20/41	396	422,673
4.000%	05/20/42	115	121,872
4.000%	08/20/43	41	43,743
4.000%	10/20/43	3,000	3,198,554
4.000%	07/20/44	95	101,277
4.000%	10/20/44	237	252,289
4.000%	06/20/45	1,770	1,881,289
4.000%	08/20/45	516	548,229
4.000%	09/20/45	9	9,118
4.000%	10/20/45	9	9,359
4.000%	12/20/45	40	42,770
4.000%	01/20/46	32	34,015
4.000%	01/15/47	100	106,755
4.000%	01/15/47	102	108,374
4.000%	01/20/47	1,207	1,267,059
4.000%	04/20/47	3,322	2,558,814
4.000%	07/20/47	71	73,566
4.000%	08/20/48	325	337,992
4.000%	09/20/48	1,570	1,634,667
4.000%	05/20/49	349	365,192
4.500%	04/20/35	29	30,778
4.500%	08/15/39	139	150,885
4.500%	09/15/39	606	658,876
4.500%	09/20/39	6	6,998
4.500%	10/15/39	11	11,944
4.500%	10/15/39	46	49,824
4.500%	11/15/39	23	25,229
4.500%	11/15/39	40	43,089
4.500%	11/20/39	3	3,515
4.500%	02/15/40	69	75,682
4.500%	03/15/40	83	90,785
4.500%	06/15/40	69	74,607
4.500%	06/15/40	609	663,131
4.500%	07/15/40	6	6,119
4.500%	10/15/40	12	12,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/20/41	4	$ 4,617
4.500%	05/20/41	19	20,382
4.500%	06/20/41	18	19,215
4.500%	08/20/41	1,120	1,223,802
4.500%	11/20/41	4	4,333
4.500%	02/20/42	4	4,279
4.500%	05/20/42	30	32,335
4.500%	06/20/43	5	5,959
4.500%	06/20/44	6	6,227
4.500%	10/20/44	6	5,930
4.500%	01/20/45	5	5,645
4.500%	03/20/46	10	10,568
4.500%	05/20/46	8	8,197
4.500%	08/20/46	10	10,703
4.500%	09/20/46	10	10,473
4.500%	02/20/47	11	12,074
4.500%	04/20/47	3,803	4,002,812
4.500%	06/20/48	1,646	1,726,519
5.000%	11/15/33	7	7,445
5.000%	05/15/34	243	265,966
5.000%	06/15/40	96	108,320
5.000%	04/20/48	508	546,506
6.000%	05/15/40	611	701,359

Total U.S. Government Agency Obligations (cost $311,488,081)			315,087,488
U.S. Treasury Obligations — 11.9%
U.S. Treasury Bonds
2.250%	08/15/46	1,133	1,161,856
2.250%	08/15/49	7,757	7,977,893
2.500%	02/15/45	1,498	1,611,871
2.500%	02/15/46	9,277	9,987,995
2.500%	05/15/46	1,215	1,308,498
2.750%	08/15/42	43	48,278
2.750%	11/15/42	999	1,121,026
2.750%	08/15/47	975	1,103,578
2.750%	11/15/47	848	960,459
2.875%	05/15/43	1,607	1,842,463
2.875%	08/15/45	1,101	1,268,687
2.875%	11/15/46	591	683,852
2.875%	05/15/49	6,776	7,902,775
3.000%	11/15/44	1,600	1,879,375
3.000%	05/15/45	193	227,235
3.000%	11/15/45	664	783,235
3.000%	02/15/47	936	1,109,562
3.000%	05/15/47	807	956,263
3.000%	02/15/48	285	338,382
3.000%	08/15/48	754	896,671
3.000%	02/15/49	6,779	8,082,634
3.125%	02/15/42	871	1,038,463
3.125%	02/15/43	1,030	1,228,476
3.125%	08/15/44	19,113	22,900,510
3.125%	05/15/48	412	500,773
3.375%	05/15/44	868	1,081,169
3.375%	11/15/48	1,893	2,412,022
3.625%	08/15/43	19	24,505
3.625%	02/15/44	162	209,423
3.750%	11/15/43	49,788	65,488,723

A41

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.875%	08/15/40	14	$ 18,507
4.250%	11/15/40	23	31,919
4.375%	02/15/38	536	743,302
4.375%	05/15/40	954	1,341,749
4.375%	05/15/41	779	1,101,068
4.500%	05/15/38	58	81,751
4.625%	02/15/40	1,800	2,605,711
4.750%	02/15/41	775	1,145,668
5.000%	05/15/37	9	13,273
5.250%	11/15/28	897	1,168,343
5.250%	02/15/29	25	32,755
6.125%	11/15/27	651	872,696
7.875%	02/15/21	1,198	1,296,601
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	1,600	1,582,309
0.125%	01/15/22	1,478	1,463,443
0.125%	04/15/22	1,560	1,543,945
0.125%	07/15/22	1,526	1,519,149
0.125%	01/15/23	1,526	1,512,852
0.125%	07/15/24	1,489	1,487,117
0.125%	07/15/26	1,261	1,256,880
0.250%	01/15/25	1,494	1,496,800
0.250%	07/15/29	10,507	10,587,093
0.375%	07/15/23	1,520	1,528,900
0.375%	07/15/25	1,493	1,511,778
0.375%	01/15/27	1,251	1,264,138
0.375%	07/15/27	1,237	1,255,143
0.500%	04/15/24	1,096	1,108,745
0.500%	01/15/28	1,226	1,253,530
0.625%	07/15/21	1,341	1,345,121
0.625%	04/15/23	1,530	1,541,817
0.625%	01/15/24	1,516	1,539,230
0.625%	01/15/26	1,336	1,368,218
0.625%	02/15/43	501	510,543
0.750%	07/15/28	1,204	1,263,244
0.750%	02/15/42	679	713,730
0.750%	02/15/45	843	880,249
0.875%	01/15/29	1,197	1,269,445
0.875%	02/15/47	608	655,702
1.000%	02/15/46	619	685,492
1.000%	02/15/48	595	663,095
1.000%	02/15/49	515	577,820
1.125%	01/15/21	1,263	1,266,748
1.375%	02/15/44	756	900,662
1.750%	01/15/28	576	646,073
2.000%	01/15/26	699	775,528
2.125%	02/15/40	304	402,103
2.125%	02/15/41	387	516,170
2.375%	01/15/25	965	1,073,453
2.375%	01/15/27	568	654,822
2.500%	01/15/29	556	670,465
3.375%	04/15/32	224	308,780
3.625%	04/15/28	486	622,027
3.875%	04/15/29	590	790,111
U.S. Treasury Notes
1.125%	08/31/21	2,171	2,149,036
1.125%	09/30/21	1,704	1,686,561
1.250%	01/31/20	1,510	1,506,638
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.250%	03/31/21	1,749	$ 1,736,292
1.250%	10/31/21	2,075	2,058,141
1.250%	08/31/24	88	86,766
1.375%	03/31/20	11,845	11,815,850
1.375%	04/30/20	4,744	4,730,102
1.375%	10/31/20	1,656	1,648,367
1.375%	01/31/21	2,272	2,260,108
1.375%	05/31/21	1,485	1,476,647
1.500%	08/15/22	1,620	1,616,266
1.500%	09/15/22	1,290	1,287,581
1.500%	02/28/23	808	805,885
1.500%	08/15/26	1,896	1,880,891
1.625%	10/15/20	3,778	3,770,326
1.625%	11/30/20	1,665	1,661,618
1.625%	11/15/22	1	1,001
1.625%	10/31/23	1,741	1,744,740
1.625%	02/15/26	1,136	1,136,444
1.625%	05/15/26	1,066	1,066,900
1.625%	08/15/29	1,991	1,981,823
1.750%	11/15/20	2,002	2,000,592
1.750%	12/31/20	2,066	2,064,628
1.750%	11/30/21	582	582,895
1.750%	02/28/22	1	1,003
1.750%	03/31/22	1,289	1,293,934
1.750%	04/30/22	539	541,063
1.750%	05/15/22	1,261	1,265,621
1.750%	06/15/22	2,126	2,135,633
1.750%	06/30/22	416	417,820
1.750%	07/15/22	6,012	6,035,719
1.750%	09/30/22	1,883	1,892,341
1.750%	01/31/23	849	853,477
1.750%	05/15/23	1,758	1,768,232
1.750%	06/30/24	1,622	1,635,749
1.750%	07/31/24	1,326	1,337,706
1.875%	02/28/22	1,344	1,351,875
1.875%	03/31/22	2,357	2,373,020
1.875%	04/30/22	237	238,602
1.875%	07/31/22	525	528,917
1.875%	08/31/22	1,875	1,890,747
1.875%	09/30/22	2,065	2,083,311
1.875%	07/31/26	1,130	1,148,627
2.000%	11/30/20	870	871,903
2.000%	01/15/21	459	460,219
2.000%	11/15/21	1	1,008
2.000%	12/31/21	2,368	2,387,240
2.000%	11/30/22	1,382	1,399,383
2.000%	02/15/23	1,718	1,741,354
2.000%	04/30/24	1,277	1,301,293
2.000%	05/31/24	1,696	1,729,854
2.000%	02/15/25	832	849,518
2.000%	08/15/25	2,000	2,044,375
2.000%	11/15/26	1,174	1,204,356
2.125%	01/31/21	1	804
2.125%	05/31/21	1,387	1,396,427
2.125%	08/15/21	1	1,008
2.125%	12/31/21	1,465	1,480,966
2.125%	05/15/22	1,055	1,068,806
2.125%	12/31/22	44	44,751

A42

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.125%	02/29/24	1,176	$ 1,203,930
2.125%	03/31/24	7,822	8,011,134
2.125%	09/30/24	1	1,026
2.125%	11/30/24	1,249	1,282,664
2.125%	05/15/25	33,352	34,295,236
2.125%	05/31/26	1,017	1,049,337
2.250%	03/31/21	1,810	1,823,292
2.250%	04/30/21	1,793	1,807,358
2.250%	04/15/22	8,172	8,300,326
2.250%	12/31/23	1,375	1,413,081
2.250%	01/31/24	1,390	1,429,420
2.250%	04/30/24	1,216	1,252,623
2.250%	10/31/24	1,574	1,625,462
2.250%	11/15/24	586	605,159
2.250%	11/15/25	240	248,897
2.250%	03/31/26	1,377	1,430,789
2.250%	02/15/27	26,700	27,856,652
2.250%	08/15/27	3,645	3,810,591
2.250%	11/15/27	10,450	10,931,272
2.375%	02/29/24	2,288	2,367,097
2.375%	08/15/24	16,304	16,911,579
2.375%	05/15/27	1,789	1,885,089
2.375%	05/15/29	2,802	2,975,593
2.500%	12/31/20	2,679	2,702,023
2.500%	01/31/21	5,409	5,459,709
2.500%	01/15/22	324	330,278
2.500%	02/15/22	15,410	15,721,210
2.500%	03/31/23	1,781	1,837,004
2.500%	08/15/23	1,920	1,986,675
2.500%	01/31/24	1,761	1,829,170
2.500%	05/15/24	270	281,116
2.500%	01/31/25	1,394	1,459,235
2.500%	02/28/26	7,329	7,722,075
2.625%	11/15/20	155	156,393
2.625%	12/15/21	2,163	2,210,654
2.625%	06/30/23	1,813	1,882,050
2.625%	12/31/23	4,517	4,711,796
2.625%	12/31/25	5,861	6,212,431
2.625%	01/31/26	1,204	1,276,945
2.625%	02/15/29	16,025	17,343,933
2.750%	11/30/20	771	779,282
2.750%	07/31/23	681	710,581
2.750%	02/15/24	1	1,050
2.750%	08/31/25	1,122	1,194,141
2.750%	02/15/28	5,862	6,364,392
2.875%	10/31/20	1,317	1,331,816
2.875%	10/15/21	887	908,655
2.875%	09/30/23	1,253	1,315,944
2.875%	11/30/23	697	733,511
2.875%	05/31/25	1,263	1,349,979
2.875%	05/15/28	1,160	1,273,191
2.875%	08/15/28	1,403	1,542,642
3.000%	10/31/25	1,386	1,497,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.125%	11/15/28	20,863	$ 23,421,977

Total U.S. Treasury Obligations (cost $526,722,601)			556,200,003

Total Long-Term Investments (cost $4,062,072,820)			4,321,362,568

	Shares
Short-Term Investments — 12.5%
Affiliated Mutual Funds — 12.0%
PGIM Core Ultra Short Bond Fund(w)	460,193,115	460,193,115
PGIM Institutional Money Market Fund (cost $101,168,924; includes $100,970,616 of cash collateral for securities on loan)(b)(w)	101,151,068	101,161,183

Total Affiliated Mutual Funds (cost $561,362,039)		561,354,298

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.5%
U.S. Treasury Bills
1.818%	12/26/19	1,300	1,294,456
1.946%	12/05/19	620	618,002
1.947%	11/29/19	4,190	4,177,554
1.995%	11/07/19	7,060	7,047,519
2.053%	10/31/19	1,420	1,417,914
2.059%	10/24/19	7,280	7,271,663
2.063%	10/17/19	150	149,882

Total U.S. Treasury Obligations (cost $21,972,384)			21,976,990

Total Short-Term Investments (cost $583,334,423)			583,331,288

TOTAL INVESTMENTS—105.3% (cost $4,645,407,243)			4,904,693,856

Liabilities in excess of other assets(z) — (5.3)%			(245,224,221)

Net Assets — 100.0%			$ 4,659,469,635

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

A43

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MICEX	Moscow Interbank Currency Exchange
MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PART CERT	Participation Certificates
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,726,244 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,909,987; cash collateral of $100,970,616 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 68,450,000 is 1.5% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at September 30, 2019:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
BCPE Empire Holdings, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 6.044%, Maturity Date 6/11/2026 (cost $20,371)	21	$20,312	$ —	$(59)
MED ParentCo LP, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%, 6.294%, Maturity Date 8/31/2026 (cost $11,869)	12	11,854	—	(15)
United PF Holdings LLC, Senior Secured First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.500%, 4.397%, Maturity Date 6/10/2026 (cost $6,557)^	7	6,620	63	—
		$38,786	$63	$(74)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	10 Year U.S. Treasury Notes	Dec. 2019	$ 2,736,563	$ (11,164)
335	Mini MSCI EAFE Index	Dec. 2019	31,798,200	(357,627)
1,291	Mini MSCI Emerging Markets Index	Dec. 2019	64,672,645	(2,209,488)
A44

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,495	S&P 500 E-Mini Index	Dec. 2019	$222,642,875	$(2,640,054)
				(5,218,333)
Short Positions:
22	2 Year U.S. Treasury Notes	Dec. 2019	4,741,000	11,000
86	5 Year U.S. Treasury Notes	Dec. 2019	10,246,766	30,433
11	10 Year U.S. Ultra Treasury Bonds	Dec. 2019	1,566,469	10,854
18	20 Year U.S. Treasury Bonds	Dec. 2019	2,921,625	32,090
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	575,719	10,952
				95,329
				$(5,123,004)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/19	Brown Brothers Harriman & Co.	AUD	3,877	$ 2,617,917	$ 2,616,643	$ —	$ (1,274)
British Pound,
Expiring 10/02/19	State Street Bank & Trust	GBP	12,471	15,334,391	15,335,299	908	—
Canadian Dollar,
Expiring 10/02/19	Morgan Stanley & Company LLC	CAD	601	453,540	453,395	—	(145)
Danish Krone,
Expiring 10/02/19	Deutsche Bank AG	DKK	4,072	594,588	594,557	—	(31)
Euro,
Expiring 10/02/19	Bank of America, N.A.	EUR	5,796	6,318,411	6,318,502	91	—
Expiring 10/02/19	BNP Paribas Securities Corp.	EUR	27,492	29,990,745	29,969,292	—	(21,453)
Hong Kong Dollar,
Expiring 10/03/19	Brown Brothers Harriman & Co.	HKD	4,240	540,793	541,014	221	—
Japanese Yen,
Expiring 10/02/19	NatWest Markets PLC	JPY	2,440,997	22,628,491	22,578,623	—	(49,868)
Singapore Dollar,
Expiring 10/02/19	Deutsche Bank AG	SGD	1,325	958,721	958,862	141	—
South African Rand,
Expiring 10/03/19	Bank of America, N.A.	ZAR	2,758	181,727	182,013	286	—
Swedish Krona,
Expiring 10/02/19	Citibank, N.A.	SEK	25,586	2,600,832	2,599,458	—	(1,374)
Swiss Franc,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	CHF	1,874	1,876,376	1,877,553	1,177	—
				$84,096,532	$84,025,211	2,824	(74,145)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Danish Krone,
Expiring 10/02/19	Deutsche Bank AG	DKK	139	$20,240	$20,239	$ 1	$ —
						$2,825	$(74,145)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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